UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Bond Fund of America® Investment portfolio March 31, 2013 unaudited

Bonds & notes 94.60%
Mortgage-backed obligations 33.73%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 30.54%	(000)	(000)

Fannie Mae 3.308% 2017[2]	$ 4,006	$ 4,365
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	1,646	1,749
Fannie Mae 5.50% 2019	50	54
Fannie Mae 5.50% 2020	4,675	5,051
Fannie Mae 5.50% 2020	611	666
Fannie Mae 11.068% 2020[2]	48	54
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	3,570	3,655
Fannie Mae 2.50% 2022	51,186	53,624
Fannie Mae 2.50% 2022	48,156	50,449
Fannie Mae 2.50% 2022	37,283	39,059
Fannie Mae 2.50% 2022	18,356	19,230
Fannie Mae 2.50% 2022	16,390	17,170
Fannie Mae 2.50% 2022	12,748	13,355
Fannie Mae 2.50% 2022	10,226	10,713
Fannie Mae 2.50% 2022	4,536	4,752
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022	4,325	4,413
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	8,400	8,724
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,724
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	692	694
Fannie Mae 2.50% 2023	48,920	51,204
Fannie Mae 2.50% 2023	16,238	17,012
Fannie Mae 5.00% 2023	2,897	3,139
Fannie Mae 5.50% 2023	16,847	18,152
Fannie Mae 5.50% 2023	16,454	17,680
Fannie Mae 6.00% 2023	400	435
Fannie Mae 4.50% 2024	9,365	10,080
Fannie Mae 6.00% 2024	4,295	4,764
Fannie Mae 3.50% 2025	18,513	19,638
Fannie Mae 3.50% 2025	14,245	15,110
Fannie Mae 3.50% 2025	9,117	9,671
Fannie Mae 3.50% 2025	8,464	8,979
Fannie Mae 3.50% 2025	7,737	8,207
Fannie Mae 3.50% 2025	4,701	4,986
Fannie Mae 4.50% 2025	13,230	14,241
Fannie Mae 4.50% 2025	8,007	8,618
Fannie Mae 4.50% 2025	7,746	8,338
Fannie Mae, Series 2001-4, Class GA, 9.594% 2025[2]	167	194
Fannie Mae, Series 2001-4, Class NA, 11.083% 2025[2]	323	359
Fannie Mae 2.478% 2026[2]	284	299
Fannie Mae 3.50% 2026	61,777	65,550
Fannie Mae 3.50% 2026	6,051	6,418
Fannie Mae 4.00% 2026	12,335	13,209
Fannie Mae 6.00% 2026	10,808	12,005
Fannie Mae 2.50% 2027	129,126	134,145
Fannie Mae 2.50% 2027	49,110	51,141
Fannie Mae 2.50% 2027	30,100	31,326
Fannie Mae 2.50% 2027	28,411	29,533
Fannie Mae 2.50% 2027	21,250	22,116
Fannie Mae 2.50% 2027	18,869	19,626
Fannie Mae 2.50% 2027	15,206	15,821
Fannie Mae 2.50% 2027	15,158	15,775
Fannie Mae 2.50% 2027	15,102	15,708
Fannie Mae 2.50% 2027	15,068	15,681
Fannie Mae 2.50% 2027	13,732	14,274
Fannie Mae 2.50% 2027	13,113	13,631
Fannie Mae 2.50% 2027	10,659	11,073
Fannie Mae 2.50% 2027	9,014	9,365
Fannie Mae 2.50% 2027	8,800	9,155
Fannie Mae 2.50% 2027	6,797	7,061
Fannie Mae 2.50% 2027	4,926	5,124
Fannie Mae 2.50% 2027	4,852	5,040
Fannie Mae 2.50% 2027	3,533	3,672
Fannie Mae 2.50% 2027	3,013	3,134
Fannie Mae 2.50% 2027	2,907	3,020
Fannie Mae 2.50% 2027	2,591	2,697
Fannie Mae 2.50% 2027	2,366	2,461
Fannie Mae 2.50% 2027	2,029	2,109
Fannie Mae 2.50% 2027	1,974	2,053
Fannie Mae 2.50% 2027	1,768	1,842
Fannie Mae 2.50% 2027	1,623	1,688
Fannie Mae 2.50% 2027	958	997
Fannie Mae 2.50% 2027	801	834
Fannie Mae 2.50% 2027	778	809
Fannie Mae 2.50% 2027	530	551
Fannie Mae 2.50% 2027	205	213
Fannie Mae 3.00% 2027	92,089	97,782
Fannie Mae 3.00% 2027	52,660	55,684
Fannie Mae 5.50% 2027	4,719	5,141
Fannie Mae 2.00% 2028	352,000	356,041
Fannie Mae 2.00% 2028	21,550	21,747
Fannie Mae 2.50% 2028	697,060	721,784
Fannie Mae 2.50% 2028	28,482	29,625
Fannie Mae 2.50% 2028	8,054	8,377
Fannie Mae 3.00% 2028	238,972	251,322
Fannie Mae 3.00% 2028	235,441	247,241
Fannie Mae 3.50% 2028	389,740	413,246
Fannie Mae 6.00% 2028	3,026	3,364
Fannie Mae 6.00% 2028	1,412	1,572
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,265	1,200
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	279	336
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,601	2,927
Fannie Mae, Series 2001-20, Class E, 9.583% 2031[2]	32	36
Fannie Mae 6.50% 2032	127	137
Fannie Mae 4.50% 2034	46,900	50,729
Fannie Mae 6.50% 2034	823	957
Fannie Mae 5.00% 2035	44,311	48,204
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	2,974	3,322
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	4,703	4,510
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	3,862	3,699
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	959	868
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	3,015	3,362
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	10,776	12,040
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	7,701	8,557
Fannie Mae 6.00% 2036	6,969	7,645
Fannie Mae 6.00% 2036	3,489	3,829
Fannie Mae 6.00% 2036	1,800	1,978
Fannie Mae 6.50% 2036	6,127	6,830
Fannie Mae 6.50% 2036	3,693	4,152
Fannie Mae 7.00% 2036	857	1,017
Fannie Mae 7.00% 2036	691	815
Fannie Mae 7.50% 2036	359	410
Fannie Mae 7.50% 2036	112	128
Fannie Mae 8.00% 2036	418	479
Fannie Mae 2.221% 2037[2]	3,132	3,271
Fannie Mae 2.694% 2037[2]	2,757	2,961
Fannie Mae 2.876% 2037[2]	5,349	5,756
Fannie Mae 3.398% 2037[2]	5,440	5,759
Fannie Mae 5.00% 2037	2,410	2,622
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	12,585	14,125
Fannie Mae 6.00% 2037	30,800	33,782
Fannie Mae 6.00% 2037	30,374	33,274
Fannie Mae 6.00% 2037	18,334	20,132
Fannie Mae 6.00% 2037	4,957	5,430
Fannie Mae 6.00% 2037	4,717	5,174
Fannie Mae 6.00% 2037	4,217	4,625
Fannie Mae 6.00% 2037	3,698	4,021
Fannie Mae 6.00% 2037	2,449	2,684
Fannie Mae 6.00% 2037	1,588	1,726
Fannie Mae 6.00% 2037	1,080	1,187
Fannie Mae 6.00% 2037	673	739
Fannie Mae 6.50% 2037	6,723	7,502
Fannie Mae 6.50% 2037	4,620	5,134
Fannie Mae 6.50% 2037	3,637	4,028
Fannie Mae 6.50% 2037	759	843
Fannie Mae 7.00% 2037	2,111	2,372
Fannie Mae 7.00% 2037	1,882	2,114
Fannie Mae 7.00% 2037	1,007	1,139
Fannie Mae 7.00% 2037	479	541
Fannie Mae 7.00% 2037	246	283
Fannie Mae 7.00% 2037	123	137
Fannie Mae 7.50% 2037	659	753
Fannie Mae 7.50% 2037	581	663
Fannie Mae 7.50% 2037	566	647
Fannie Mae 7.50% 2037	484	552
Fannie Mae 7.50% 2037	456	521
Fannie Mae 7.50% 2037	413	472
Fannie Mae 7.50% 2037	411	469
Fannie Mae 7.50% 2037	327	373
Fannie Mae 7.50% 2037	318	363
Fannie Mae 7.50% 2037	306	349
Fannie Mae 7.50% 2037	234	268
Fannie Mae 7.50% 2037	189	217
Fannie Mae 7.50% 2037	127	141
Fannie Mae 7.50% 2037	67	76
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	177	203
Fannie Mae 8.00% 2037	119	138
Fannie Mae 8.00% 2037	101	115
Fannie Mae 2.629% 2038[2]	2,158	2,298
Fannie Mae 4.66% 2038[2]	5,102	5,415
Fannie Mae 5.32% 2038[2]	529	567
Fannie Mae 5.50% 2038	95	104
Fannie Mae 6.00% 2038	94,613	103,911
Fannie Mae 6.00% 2038	74,703	81,937
Fannie Mae 6.00% 2038	31,095	34,750
Fannie Mae 6.00% 2038	20,843	22,861
Fannie Mae 6.00% 2038	3,685	4,036
Fannie Mae 6.00% 2038	3,143	3,447
Fannie Mae 6.00% 2038	3,132	3,431
Fannie Mae 6.00% 2038	497	545
Fannie Mae 6.00% 2038	140	153
Fannie Mae 6.50% 2038	81,505	90,967
Fannie Mae 3.488% 2039[2]	3,986	4,220
Fannie Mae 3.545% 2039[2]	2,538	2,685
Fannie Mae 3.594% 2039[2]	10,121	10,588
Fannie Mae 3.702% 2039[2]	559	586
Fannie Mae 3.779% 2039[2]	2,759	2,931
Fannie Mae 3.80% 2039[2]	1,238	1,347
Fannie Mae 3.853% 2039[2]	3,414	3,565
Fannie Mae 3.907% 2039[2]	1,293	1,355
Fannie Mae 3.937% 2039[2]	1,205	1,284
Fannie Mae 3.942% 2039[2]	1,547	1,646
Fannie Mae 3.951% 2039[2]	6,065	6,499
Fannie Mae 4.50% 2039	28,235	30,434
Fannie Mae 5.00% 2039	22,209	24,717
Fannie Mae 5.50% 2039	19,304	21,075
Fannie Mae 5.50% 2039	2,803	3,061
Fannie Mae 6.00% 2039	42,224	46,313
Fannie Mae 6.00% 2039	5,041	5,522
Fannie Mae 6.00% 2039	2,565	2,813
Fannie Mae 6.00% 2039	2,501	2,739
Fannie Mae 6.00% 2039	441	484
Fannie Mae 6.00% 2039	253	277
Fannie Mae 3.198% 2040[2]	30,169	31,719
Fannie Mae 3.598% 2040[2]	5,019	5,258
Fannie Mae 4.00% 2040	39,510	42,154
Fannie Mae 4.00% 2040	17,244	18,810
Fannie Mae 4.00% 2040	7,810	8,333
Fannie Mae 4.186% 2040[2]	1,615	1,723
Fannie Mae 4.399% 2040[2]	6,139	6,558
Fannie Mae 4.50% 2040	60,408	65,189
Fannie Mae 4.50% 2040	6,532	7,049
Fannie Mae 4.50% 2040	4,267	4,597
Fannie Mae 4.50% 2040	3,048	3,289
Fannie Mae 4.50% 2040	424	465
Fannie Mae 5.00% 2040	30,750	33,783
Fannie Mae 5.00% 2040	14,727	16,283
Fannie Mae 5.00% 2040	2,645	2,957
Fannie Mae 5.00% 2040	2,591	2,846
Fannie Mae 5.00% 2040	2,020	2,220
Fannie Mae 5.50% 2040	13,229	14,597
Fannie Mae 5.50% 2040	1,517	1,674
Fannie Mae 6.00% 2040	7,962	8,733
Fannie Mae 2.921% 2041[2]	3,389	3,569
Fannie Mae 3.558% 2041[2]	1,865	1,975
Fannie Mae 3.575% 2041[2]	12,134	12,847
Fannie Mae 3.77% 2041[2]	6,226	6,628
Fannie Mae 4.00% 2041	145,360	158,561
Fannie Mae 4.00% 2041	85,946	93,751
Fannie Mae 4.00% 2041	22,849	24,378
Fannie Mae 4.00% 2041	14,186	15,140
Fannie Mae 4.00% 2041	11,946	13,031
Fannie Mae 4.00% 2041	9,407	10,261
Fannie Mae 4.00% 2041	7,561	8,098
Fannie Mae 4.00% 2041	7,331	7,821
Fannie Mae 4.00% 2041	6,437	7,021
Fannie Mae 4.00% 2041	5,520	5,890
Fannie Mae 4.00% 2041	5,322	5,683
Fannie Mae 4.50% 2041	53,859	58,154
Fannie Mae 4.50% 2041	29,856	32,778
Fannie Mae 4.50% 2041	28,527	30,784
Fannie Mae 4.50% 2041	21,989	24,141
Fannie Mae 4.50% 2041	22,132	23,898
Fannie Mae 4.50% 2041	21,624	23,349
Fannie Mae 4.50% 2041	9,708	10,767
Fannie Mae 4.50% 2041	8,733	9,730
Fannie Mae 4.50% 2041	8,329	9,238
Fannie Mae 4.50% 2041	6,158	6,649
Fannie Mae 4.50% 2041	1,567	1,692
Fannie Mae 4.50% 2041	1,238	1,359
Fannie Mae 5.00% 2041	19,501	21,746
Fannie Mae 5.00% 2041	17,503	19,665
Fannie Mae 5.00% 2041	16,243	18,055
Fannie Mae 5.00% 2041	15,966	17,804
Fannie Mae 5.00% 2041	13,998	15,609
Fannie Mae 5.00% 2041	12,762	14,387
Fannie Mae 5.00% 2041	12,030	13,561
Fannie Mae 5.00% 2041	7,800	8,771
Fannie Mae 5.00% 2041	6,154	6,776
Fannie Mae 5.00% 2041	5,864	6,594
Fannie Mae 5.00% 2041	3,686	4,145
Fannie Mae 5.00% 2041	2,502	2,814
Fannie Mae 5.00% 2041	2,359	2,652
Fannie Mae 5.00% 2041	1,949	2,192
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	3,391	3,939
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	924	1,054
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,915	2,286
Fannie Mae 2.496% 2042[2]	5,942	6,243
Fannie Mae 3.50% 2042	91,220	96,756
Fannie Mae 3.50% 2042	64,275	68,165
Fannie Mae 3.50% 2042	45,182	47,896
Fannie Mae 3.50% 2042	39,468	41,974
Fannie Mae 3.50% 2042	30,850	32,703
Fannie Mae 3.50% 2042	24,234	25,773
Fannie Mae 3.50% 2042	22,371	23,791
Fannie Mae 3.50% 2042	20,971	22,230
Fannie Mae 3.50% 2042	15,440	16,420
Fannie Mae 3.50% 2042	14,383	15,256
Fannie Mae 3.50% 2042	13,684	14,513
Fannie Mae 3.50% 2042	13,621	14,486
Fannie Mae 3.50% 2042	12,472	13,279
Fannie Mae 3.50% 2042	7,793	8,237
Fannie Mae 3.50% 2042	7,140	7,602
Fannie Mae 3.50% 2042	7,129	7,559
Fannie Mae 3.50% 2042	7,127	7,557
Fannie Mae 3.50% 2042	4,746	5,047
Fannie Mae 3.50% 2042	4,736	5,037
Fannie Mae 3.50% 2042	4,624	4,918
Fannie Mae 3.50% 2042	2,032	2,161
Fannie Mae 3.50% 2042	1,165	1,239
Fannie Mae 4.00% 2042	158,202	169,455
Fannie Mae 4.00% 2042	43,503	47,114
Fannie Mae 4.00% 2042	5,299	5,676
Fannie Mae 4.00% 2042	3,646	3,905
Fannie Mae, Series 2002-W1, Class 2A, 6.898% 2042[2]	2,632	3,083
Fannie Mae 3.00% 2043	36,000	37,142
Fannie Mae 3.50% 2043	465,269	490,277
Fannie Mae 3.50% 2043	268,309	283,401
Fannie Mae 4.00% 2043	1,013,354	1,080,647
Fannie Mae 4.00% 2043	314,711	335,216
Fannie Mae 4.50% 2043	108,586	117,154
Fannie Mae 4.50% 2043	43,000	46,339
Fannie Mae 5.00% 2043	16,184	17,534
Fannie Mae 5.50% 2043	106,648	116,330
Fannie Mae 6.00% 2043	37,700	41,311
Fannie Mae 6.00% 2047	366	396
Fannie Mae 6.50% 2047	201	224
Fannie Mae 6.50% 2047	119	132
Fannie Mae 7.00% 2047	719	804
Fannie Mae 7.00% 2047	47	52
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	3,939	4,000
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017	2,086	2,152
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	3,092	3,244
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,225	3,382
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,100	3,263
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	15,455	16,804
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	4,325	4,395
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	2,330	2,391
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,943
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,752
Freddie Mac 5.50% 2019	2,445	2,641
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,396	3,569
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	3,622	3,846
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,668	3,917
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	3,865	4,115
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	3,426	3,709
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	2,160	2,193
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,200	4,422
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	34,990	34,988
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	4,325	4,340
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	32,600	32,768
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	40,350	40,685
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	5,500	5,631
Freddie Mac, Series 2626, Class NG, 3.50% 2023	246	255
Freddie Mac, Series 2922, Class EL, 4.50% 2023	95	95
Freddie Mac 5.00% 2023	3,276	3,502
Freddie Mac 5.00% 2023	125	133
Freddie Mac 5.00% 2023	18	20
Freddie Mac, Series 1617, Class PM, 6.50% 2023	717	804
Freddie Mac 5.00% 2024	7,888	8,462
Freddie Mac 6.00% 2026	5,990	6,649
Freddie Mac 6.00% 2026	5,441	6,042
Freddie Mac 5.50% 2027	3,419	3,704
Freddie Mac 6.00% 2027	38,137	42,354
Freddie Mac 4.50% 2029	1,749	1,880
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,213	1,346
Freddie Mac, Series 2122, Class QM, 6.25% 2029	1,996	2,247
Freddie Mac 4.50% 2030	3,825	4,113
Freddie Mac 2.728% 2035[2]	5,639	6,045
Freddie Mac 4.50% 2035	2,404	2,577
Freddie Mac 4.50% 2035	833	893
Freddie Mac, Series 3061, Class PN, 5.50% 2035	16,679	18,552
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	3,397	3,268
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,485	2,361
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,428	2,295
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,178	2,064
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	45	43
Freddie Mac 4.50% 2036	3,332	3,572
Freddie Mac 4.50% 2036	2,005	2,145
Freddie Mac, Series 3257, Class PA, 5.50% 2036	24,201	26,525
Freddie Mac, Series 3233, Class PA, 6.00% 2036	18,720	20,802
Freddie Mac, Series 3156, Class NG, 6.00% 2036	5,811	6,580
Freddie Mac 2.00% 2037[2]	2,189	2,297
Freddie Mac 2.36% 2037[2]	4,521	4,818
Freddie Mac 4.50% 2037	16,173	17,337
Freddie Mac 4.50% 2037	2,631	2,820
Freddie Mac, Series 3286, Class JN, 5.50% 2037	23,883	26,201
Freddie Mac, Series 3318, Class JT, 5.50% 2037	13,464	14,771
Freddie Mac, Series 3312, Class PA, 5.50% 2037	12,593	13,816
Freddie Mac 5.50% 2037	6,835	7,408
Freddie Mac 5.50% 2037	224	243
Freddie Mac 5.50% 2037	45	49
Freddie Mac 5.749% 2037[2]	2,947	3,178
Freddie Mac, Series 3271, Class OA, 6.00% 2037	8,053	9,115
Freddie Mac 7.00% 2037	164	184
Freddie Mac 7.00% 2037	138	157
Freddie Mac 7.50% 2037	1,401	1,581
Freddie Mac 2.829% 2038[2]	8,232	8,750
Freddie Mac 4.50% 2038	3,166	3,396
Freddie Mac 4.957% 2038[2]	3,554	3,777
Freddie Mac 5.237% 2038[2]	7,036	7,570
Freddie Mac 5.50% 2038	52,847	57,244
Freddie Mac 5.50% 2038	6,895	7,488
Freddie Mac 5.50% 2038	6,468	7,005
Freddie Mac 5.50% 2038	6,402	6,934
Freddie Mac 5.50% 2038	5,469	5,924
Freddie Mac 5.50% 2038	3,264	3,535
Freddie Mac 5.50% 2038	2,642	2,974
Freddie Mac 5.50% 2038	2,597	2,813
Freddie Mac 5.50% 2038	2,318	2,511
Freddie Mac 5.50% 2038	1,690	1,831
Freddie Mac 5.50% 2038	1,073	1,162
Freddie Mac 5.50% 2038	650	704
Freddie Mac 5.50% 2038	601	651
Freddie Mac 5.50% 2038	518	561
Freddie Mac 6.00% 2038	16,798	18,362
Freddie Mac 3.731% 2039[2]	3,642	3,837
Freddie Mac 4.50% 2039	24,670	26,399
Freddie Mac 4.50% 2039	14,391	15,400
Freddie Mac 4.50% 2039	3,725	3,987
Freddie Mac 4.50% 2039	3,366	3,603
Freddie Mac 4.50% 2039	1,090	1,166
Freddie Mac 4.50% 2039	304	326
Freddie Mac 5.00% 2039	25,957	27,923
Freddie Mac 5.50% 2039	26,119	28,350
Freddie Mac 5.50% 2039	14,231	15,415
Freddie Mac 4.50% 2040	63,924	68,446
Freddie Mac 4.50% 2040	30,060	32,187
Freddie Mac 4.50% 2040	6,452	6,909
Freddie Mac 4.50% 2040	5,267	5,719
Freddie Mac 4.50% 2040	3,141	3,364
Freddie Mac 4.50% 2040	3,072	3,289
Freddie Mac 4.50% 2040	2,392	2,561
Freddie Mac 5.50% 2040	588	637
Freddie Mac 5.50% 2040	24	26
Freddie Mac 4.50% 2041	19,665	21,486
Freddie Mac 4.50% 2041	18,569	19,868
Freddie Mac 4.50% 2041	10,472	11,442
Freddie Mac 4.50% 2041	8,381	8,969
Freddie Mac 4.50% 2041	8,319	8,903
Freddie Mac 4.50% 2041	6,475	6,934
Freddie Mac 4.50% 2041	4,599	4,931
Freddie Mac 4.50% 2041	3,812	4,087
Freddie Mac 4.50% 2041	3,334	3,575
Freddie Mac 4.50% 2041	2,862	3,069
Freddie Mac 4.50% 2041	2,593	2,780
Freddie Mac 4.50% 2041	1,778	1,906
Freddie Mac 4.50% 2041	1,287	1,406
Freddie Mac 4.50% 2041	868	929
Freddie Mac 5.00% 2041	18,954	21,113
Freddie Mac 5.00% 2041	12,202	13,591
Freddie Mac 5.00% 2041	10,958	12,236
Freddie Mac 5.00% 2041	7,736	8,616
Freddie Mac 5.00% 2041	6,061	6,803
Freddie Mac 5.50% 2041	57,521	62,307
Freddie Mac 5.50% 2041	19,054	20,639
Freddie Mac 2.261% 2042[2]	6,217	6,472
Freddie Mac 2.563% 2042[2]	7,036	7,313
Freddie Mac 2.583% 2042[2]	3,556	3,733
Freddie Mac 4.50% 2042	31,312	33,508
Freddie Mac 2.438% 2043[2]	6,891	7,129
Freddie Mac 6.50% 2047	317	348
Freddie Mac 7.00% 2047	277	310
Government National Mortgage Assn. 10.00% 2021	300	328
Government National Mortgage Assn. 2.50% 2027	3,315	3,457
Government National Mortgage Assn. 2.50% 2027	3,304	3,445
Government National Mortgage Assn. 3.00% 2027	9,214	9,835
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	623	622
Government National Mortgage Assn. 5.00% 2035	2,334	2,567
Government National Mortgage Assn. 6.00% 2038	22,959	25,643
Government National Mortgage Assn. 6.50% 2038	643	741
Government National Mortgage Assn. 3.50% 2039	9,568	10,305
Government National Mortgage Assn. 5.00% 2039	3,538	3,860
Government National Mortgage Assn. 3.50% 2040	8,671	9,372
Government National Mortgage Assn. 4.00% 2040	91,813	100,653
Government National Mortgage Assn. 4.50% 2040	6,030	6,672
Government National Mortgage Assn. 5.50% 2040	20,778	23,209
Government National Mortgage Assn. 3.50% 2041	1,047	1,128
Government National Mortgage Assn. 4.00% 2041	4,722	5,153
Government National Mortgage Assn. 4.50% 2041	39,466	43,224
Government National Mortgage Assn. 4.50% 2041	3,809	4,191
Government National Mortgage Assn. 4.50% 2041	3,318	3,650
Government National Mortgage Assn. 4.50% 2041	2,997	3,297
Government National Mortgage Assn. 5.00% 2041	16,591	18,100
Government National Mortgage Assn. 3.00% 2042	16,057	16,801
Government National Mortgage Assn. 3.50% 2042	1,618	1,710
Government National Mortgage Assn. 3.50% 2043	40,175	42,968
Government National Mortgage Assn. 4.00% 2043	61,250	66,277
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 2019[3]	13,912	14,295
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.754% 2048[2,3]	361	362
National Credit Union Administration, Series 2011-M1, Class A1, 0.222% 2013[2]	2,486	2,486
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,395
National Credit Union Administration, Series 2010-R2, Class 1A, 0.573% 2017[2]	1,872	1,879
National Credit Union Administration, Series 2011-R3, Class 1A, 0.602% 2020[2]	1,873	1,881
National Credit Union Administration, Series 2011-R1, Class 1A, 0.653% 2020[2]	2,103	2,114
		10,034,557

Commercial mortgage-backed securities[1] 2.47%

J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	1,933	1,959
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.291% 2037[2]	11,622	11,794
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	1,215	1,248
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,655	1,789
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	5,072	5,103
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 2045[2]	51,745	58,347
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	43,400	46,948
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	2,002	2,021
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.714% 2049[2]	33,812	39,216
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	15,660	18,254
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	15,000	15,004
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.866% 2038[2]	13,465	15,243
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	43,820	50,135
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[2]	11,500	13,066
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	6,102	6,112
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	8,038	8,269
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[3]	8,240	8,064
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,741	5,815
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	25,026	28,144
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.407% 2039[2]	5,723	5,780
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[2]	4,000	4,645
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.55% 2049[2]	12,400	13,873
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[2]	41,806	46,680
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	14,040	15,919
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	10,000	10,809
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	54,365	58,392
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[2]	17,005	18,627
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	32,013	36,128
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	41,210	46,253
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.936% 2049[2]	3,255	3,809
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	32,973	37,955
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[3]	2,000	2,130
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3]	20,000	22,152
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[3]	10,000	11,450
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	140	143
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[2]	11,014	12,446
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[2]	2,500	2,724
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.619% 2049[2]	4,083	4,612
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.623% 2049[2]	3,615	4,155
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.194% 2051[2]	6,220	7,483
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.274% 2037[2]	4,620	5,088
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2]	6,805	7,117
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2]	6,300	6,651
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[2]	10,250	11,668
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	1,186	1,224
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	9,605	10,424
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.288% 2044[2]	4,818	4,993
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	4,900	5,637
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	4,000	4,464
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.889% 2049[2]	14,975	17,498
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	84	84
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	3,600	4,076
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[2]	7,327	8,409
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[2]	10,100	11,207
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.053% 2049[2]	4,968	5,767
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	4,741	4,747
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-4, 5.787% 2045[2]	500	575
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	336	344
		812,669

Other mortgage-backed securities[1] 0.60%

Bank of Montreal 1.30% 2014[3]	4,000	4,057
Bank of Montreal 2.85% 2015[3]	17,000	17,861
Bank of Montreal 2.625% 2016[3]	4,250	4,487
Compagnie de Financement Foncier 2.125% 2013[3]	16,700	16,714
Compagnie de Financement Foncier 2.25% 2014[3]	6,500	6,602
Royal Bank of Canada 3.125% 2015[3]	18,160	19,100
Westpac Banking Corp. 1.375% 2015[3]	4,325	4,395
Westpac Banking Corp. 2.45% 2016[3]	4,325	4,556
Westpac Banking Corp. 1.25% 2017[3]	4,425	4,429
Bank of Nova Scotia 1.25% 2014[3]	4,000	4,054
Bank of Nova Scotia 2.15% 2016[3]	4,650	4,866
Bank of Nova Scotia 1.75% 2017[3]	4,150	4,296
Swedbank AB 2.125% 2016[3]	3,400	3,538
Swedbank AB 2.95% 2016[3]	3,000	3,190
Swedbank AB 1.375% 2018[3]	4,375	4,380
DEPFA ACS Bank 5.125% 2037[3]	10,405	8,818
Australia & New Zealand Banking Group Ltd. 1.00% 2015[3]	4,250	4,285
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3]	4,250	4,469
UBS AG 1.875% 2015[3]	4,200	4,299
UBS AG 0.75% 2016[3]	4,375	4,373
Commonwealth Bank of Australia 0.75% 2016[3]	3,850	3,849
Commonwealth Bank of Australia 2.25% 2017[3]	4,150	4,315
National Australia Bank 2.00% 2017[3]	3,500	3,632
National Australia Bank 1.25% 2018[3]	2,880	2,881
Credit Suisse Group AG 2.60% 2016[3]	4,300	4,537
Toronto-Dominion Bank 1.625% 2016[3]	4,400	4,527
HSBC Bank PLC 1.625% 2014[3]	4,400	4,469
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3]	4,400	4,423
Canadian Imperial Bank of Commerce 2.75% 2016[3]	4,150	4,397
DnB NOR ASA 1.45% 2019[3]	4,375	4,395
National Bank of Canada 2.20% 2016[3]	4,175	4,378
Stadshypotek AB 1.875% 2019[3]	4,275	4,297
Nordea Eiendomskreditt AS 2.125% 2017[3]	4,000	4,163
Barclays Bank PLC 2.50% 2015[3]	3,600	3,747
Sparebank 1 Boligkreditt AS 2.625% 2016[3]	3,400	3,588
Caisse Centrale Desjardins 1.60% 2017[3]	3,375	3,466
		197,833

Collateralized mortgage-backed obligations (privately originated)[1] 0.12%

Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	16,614	17,785
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.624% 2037[2]	16,000	13,117
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,3]	6,304	6,483
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	203	215
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	29	31
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,559	1,633
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	29	32
		39,296
Total mortgage-backed obligations		11,084,355

Corporate bonds, notes & loans 31.73%
Financials 7.87%
Real estate 2.43%

Prologis, Inc. 7.625% 2014	28,750	31,089
Prologis, Inc. 5.75% 2016	9,300	10,344
Prologis, Inc. 6.125% 2016	5,690	6,552
Prologis, Inc. 6.25% 2017	6,115	7,075
Prologis, Inc. 6.625% 2018	44,392	53,466
Prologis, Inc. 6.625% 2019	3,740	4,535
Prologis, Inc. 7.375% 2019	16,237	20,370
Prologis, Inc. 6.875% 2020	26,860	33,032
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	5,000	5,330
Westfield Group 7.50% 2014[3]	16,670	17,916
Westfield Group 5.75% 2015[3]	35,300	39,225
Westfield Group 5.70% 2016[3]	11,945	13,671
Westfield Group 7.125% 2018[3]	16,725	20,665
Westfield Group 6.75% 2019[3]	10,750	13,319
Westfield Group 4.625% 2021[3]	13,955	15,602
Westfield Group 3.375% 2022[3]	15,065	15,373
Kimco Realty Corp., Series C, 4.82% 2014	25,280	26,461
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,892
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,769
Kimco Realty Corp. 5.70% 2017	28,450	32,927
Kimco Realty Corp. 4.30% 2018	24,420	27,206
Kimco Realty Corp. 6.875% 2019	5,440	6,907
Hospitality Properties Trust 7.875% 2014	3,060	3,231
Hospitality Properties Trust 5.125% 2015	9,925	10,386
Hospitality Properties Trust 6.30% 2016	29,368	32,649
Hospitality Properties Trust 5.625% 2017	1,195	1,315
Hospitality Properties Trust 6.70% 2018	30,450	34,919
Hospitality Properties Trust 5.00% 2022	5,625	6,009
Simon Property Group, LP 6.75% 2014	9,100	9,574
Simon Property Group, LP 4.20% 2015	2,430	2,564
Simon Property Group, LP 5.875% 2017	13,000	15,125
Simon Property Group, LP 1.50% 2018[3]	19,820	19,783
Simon Property Group, LP 6.125% 2018	10,000	12,237
Simon Property Group, LP 10.35% 2019	8,995	13,003
Realogy Corp., Letter of Credit, 4.50% 2016[1,2,4]	29	29
Realogy Corp. 7.875% 2019[3]	23,406	25,747
Realogy Corp., Term Loan B, 4.50% 2020[1,2,4]	11,044	11,213
Realogy Corp. 9.00% 2020[3]	12,515	14,611
Developers Diversified Realty Corp. 5.50% 2015	15,943	17,235
Developers Diversified Realty Corp. 9.625% 2016	7,960	9,709
Developers Diversified Realty Corp. 7.50% 2017	10,776	12,826
Developers Diversified Realty Corp. 7.875% 2020	4,385	5,587
Goodman Funding Pty Ltd. 6.00% 2022[3]	26,535	30,501
ERP Operating LP 6.584% 2015	10,000	11,140
ERP Operating LP 5.125% 2016	3,945	4,395
ERP Operating LP 7.125% 2017	5,000	5,992
ERP Operating LP 4.625% 2021	2,645	2,973
UDR, Inc., Series A, 5.25% 2015	12,780	13,662
American Tower Corp. 4.625% 2015	10,000	10,669
American Tower Corp. 5.90% 2021	2,000	2,349
American Campus Communities, Inc. 3.75% 2023	8,050	8,119
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,250
iStar Financial Inc., Term Loan B, 4.50% 2017[1,2,4]	5,392	5,456
Host Hotels & Resorts LP 5.875% 2019	4,325	4,774
AvalonBay Communities, Inc. 2.85% 2023	4,810	4,702
Crescent Resources 10.25% 2017[3]	3,650	4,015
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,183
Ryman Hospitality Properties, Inc. 5.00% 2021[3]	1,525	1,533
Mack-Cali Realty Corp. 2.50% 2017	1,450	1,471
FelCor Lodging Trust Inc. 5.625% 2023[3]	915	934
		798,596

Diversified financials 2.31%

Bank of America Corp., Series L, 3.625% 2016	9,700	10,298
Bank of America Corp. 3.75% 2016	29,480	31,381
Bank of America Corp. 1.354% 2018[2]	2,750	2,751
Bank of America Corp. 2.00% 2018	20,500	20,435
Bank of America Corp. 5.65% 2018	8,205	9,506
Bank of America Corp. 7.625% 2019	8,205	10,441
Bank of America Corp. 5.625% 2020	10,500	12,278
Bank of America Corp. 5.00% 2021	5,000	5,617
Bank of America Corp. 5.875% 2021	13,110	15,516
Bank of America Corp. 3.30% 2023	38,170	37,744
Goldman Sachs Group, Inc. 3.625% 2016	27,625	29,360
Murray Street Investment Trust I 4.647% 2017	6,120	6,701
Goldman Sachs Group, Inc. 2.375% 2018	28,750	29,188
Goldman Sachs Group, Inc. 5.25% 2021	6,000	6,814
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,828
Goldman Sachs Group, Inc. 3.625% 2023	51,895	52,406
Goldman Sachs Group, Inc. 6.25% 2041	7,470	8,923
JPMorgan Chase & Co. 3.40% 2015	17,500	18,433
JPMorgan Chase & Co. 1.80% 2018	55,000	55,380
JPMorgan Chase & Co. 4.625% 2021	6,500	7,282
JPMorgan Chase & Co. 3.25% 2022	19,000	19,023
JPMorgan Chase & Co. 3.20% 2023	25,900	25,932
Morgan Stanley, Series F, 2.875% 2014	14,750	14,995
Morgan Stanley 1.75% 2016	31,945	32,219
Morgan Stanley 3.80% 2016	8,850	9,397
Morgan Stanley, Series F, 5.625% 2019	21,900	25,231
Morgan Stanley 3.75% 2023	13,570	13,755
Morgan Stanley 6.375% 2042	900	1,087
Citigroup Inc. 4.587% 2015	18,750	20,337
Citigroup Inc. 4.75% 2015	21,500	23,074
Citigroup Inc. 1.30% 2016	2,000	2,001
Citigroup Inc. 3.953% 2016	8,300	8,951
Citigroup Inc. 4.45% 2017	4,000	4,409
Citigroup Inc. 6.125% 2017	7,000	8,289
Citigroup Inc. 8.50% 2019	10,695	14,273
Citigroup Inc. 3.375% 2023	3,400	3,437
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[2]	2,300	2,389
UBS AG 2.25% 2014	14,500	14,696
UBS AG 5.75% 2018	2,245	2,664
UBS AG 4.875% 2020	16,067	18,651
UBS AG 7.50% 2025	800	1,016
Lazard Group LLC 7.125% 2015	16,500	18,261
Springleaf Finance Corp., Term Loan B, 5.50% 2017[1,2,4]	17,230	17,373
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,758
American Express Credit Co. 1.75% 2015	14,500	14,824
American Express Co. 6.15% 2017	150	180
International Lease Finance Corp. 4.875% 2015	13,445	14,151
Northern Trust Corp. 4.625% 2014	8,475	8,865
Northern Trust Corp. 5.85% 2017[3]	3,750	4,487
iStar Financial Inc., Series B, 9.00% 2017	8,135	9,132
Jefferies Group, Inc. 6.50% 2043	4,200	4,499
NASDAQ OMX Group, Inc. 5.25% 2018	3,800	4,168
Franklin Resources, Inc. 1.375% 2017	2,700	2,717
Franklin Resources, Inc. 2.80% 2022	1,300	1,320
		758,843

Banks 1.85%

HSBC Finance Corp. 0.717% 2016[2]	12,304	12,130
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,416
HSBC Holdings PLC 4.875% 2020	20,125	22,645
HSBC Holdings PLC 4.00% 2022	17,060	18,403
BNP Paribas 3.60% 2016	14,000	14,875
BNP Paribas 5.00% 2021	21,225	23,986
BNP Paribas 3.25% 2023	16,035	15,629
BNP Paribas, junior subordinated 7.195% (undated)[2,3]	3,000	3,105
PNC Funding Corp. 5.40% 2014	10,000	10,560
PNC Financial Services Group, Inc. 2.854% 2022	35,720	35,479
PNC Preferred Funding Trust I, junior subordinated 1.93% (undated)[2,3]	12,700	10,684
Standard Chartered PLC 3.85% 2015[3]	19,327	20,444
Standard Chartered PLC 3.20% 2016[3]	26,136	27,655
Standard Chartered Bank 3.95% 2023[3]	6,820	6,811
Regions Financial Corp. 4.85% 2013	13,816	13,825
Regions Financial Corp. 4.875% 2013	2,664	2,675
Regions Financial Corp. 7.75% 2014	23,863	26,319
Regions Financial Corp. 5.20% 2015	590	629
Regions Financial Corp. 5.75% 2015	7,287	7,911
Royal Bank of Scotland PLC 3.40% 2013	12,325	12,464
Royal Bank of Scotland PLC 3.95% 2015	15,000	16,003
Royal Bank of Scotland Group PLC 4.375% 2016	7,500	8,169
Royal Bank of Scotland PLC 5.625% 2020	8,435	9,826
CIT Group Inc., Series C, 4.75% 2015[3]	19,000	19,950
CIT Group Inc. 4.25% 2017	1,400	1,470
CIT Group Inc. 5.00% 2017	9,750	10,506
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,284
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	19,300	19,542
Nordea Bank, Series 2, 3.70% 2014[3]	8,000	8,381
Nordea Bank AB 3.125% 2017[3]	12,500	13,235
Barclays Bank PLC 5.125% 2020	18,125	20,891
Wells Fargo & Co. 3.676% 2016	14,000	15,151
Wells Fargo & Co., Series I, 3.50% 2022	5,200	5,479
UniCredito Italiano SpA 6.00% 2017[3]	19,483	19,715
ANZ National (International) Ltd. 3.125% 2015[3]	16,500	17,250
Westpac Banking Corp. 3.00% 2015	14,400	15,231
US Bancorp., Series T, 1.65% 2017	13,000	13,266
Svenska Handelsbanken AB 1.625% 2018	12,500	12,476
VEB Finance Ltd. 6.902% 2020[3]	9,100	10,613
VEB Finance Ltd. 6.80% 2025[3]	500	587
Korea Development Bank 8.00% 2014	10,265	10,840
Banco del Estado de Chile 4.125% 2020[3]	10,000	10,761
Royal Bank of Canada 1.50% 2018	8,830	8,940
BBVA Bancomer SA 4.50% 2016[3]	3,225	3,443
BBVA Bancomer SA, junior subordinated 7.25% 2020[3]	2,430	2,770
BBVA Bancomer SA 6.50% 2021[3]	2,355	2,685
Banco de Crédito del Perú 5.375% 2020[3]	7,000	7,700
HSBK (Europe) BV 7.25% 2021[3]	6,710	7,145
Bank of India, 3.625% 2018[3]	5,000	5,026
Intesa Sanpaolo SpA 6.50% 2021[3]	4,500	4,646
HBOS PLC 4.375% 2019[2]	€2,870	3,567
Development Bank of Kazakhstan 5.50% 2015[3]	$ 2,735	2,954
Eole Finance SPC, 2.341% 2024[1,3]	2,200	2,227
		609,374

Insurance 1.04%

American International Group, Inc. 4.875% 2016	12,500	13,923
American International Group, Inc. 3.80% 2017	32,750	35,484
American International Group, Inc. 4.875% 2022	1,500	1,701
ACE INA Holdings Inc. 5.875% 2014	17,445	18,543
ACE INA Holdings Inc. 2.60% 2015	19,990	20,970
ACE INA Holdings Inc. 5.80% 2018	1,000	1,215
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,685
Berkshire Hathaway Inc. 1.55% 2018	5,000	5,070
Berkshire Hathaway Inc. 3.00% 2022	13,175	13,466
Berkshire Hathaway Inc. 3.00% 2023	2,500	2,544
Berkshire Hathaway Inc. 4.40% 2042	3,500	3,503
Monumental Global Funding 5.50% 2013[3]	16,370	16,415
Monumental Global Funding III 5.25% 2014[3]	20,000	20,682
MetLife Global Funding I 5.125% 2013[3]	16,000	16,015
MetLife Global Funding I 2.50% 2015[3]	17,000	17,679
Prudential Financial, Inc. 4.50% 2021	3,000	3,345
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]	14,150	18,358
CNA Financial Corp. 5.85% 2014	4,500	4,847
CNA Financial Corp. 6.50% 2016	8,000	9,215
CNA Financial Corp. 7.35% 2019	2,770	3,513
CNA Financial Corp. 5.875% 2020	1,250	1,475
CNA Financial Corp. 7.25% 2023	2,000	2,553
Principal Life Insurance Co. 5.30% 2013	18,150	18,202
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	15,061
RSA Insurance Group PLC 9.375% 2039[2]	£3,765	7,429
RSA Insurance Group PLC 8.50% (undated)[2]	2,429	3,933
AXA SA 8.60% 2030	$ 4,615	5,939
AXA SA, Series B, junior subordinated 6.379% (undated)[2,3]	5,065	5,052
UnumProvident Finance Co. PLC 6.85% 2015[3]	2,400	2,707
Unum Group 7.125% 2016	6,500	7,672
Jackson National Life Global 5.375% 2013[3]	10,000	10,049
New York Life Global Funding 4.65% 2013[3]	8,720	8,758
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	7,257
Assicurazioni Generali SpA 10.125% 2042	€2,500	3,695
Loews Corp. 6.00% 2035	$ 225	253
		341,208

Automobiles & components 0.24%

Ford Motor Credit Co. 2.50% 2016	13,250	13,516
Ford Motor Credit Co. 2.375% 2018	36,950	36,792
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,570
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,076
		77,954

Energy 4.29%

Kinder Morgan Energy Partners, LP 5.125% 2014	14,410	15,428
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	13,694
Kinder Morgan Energy Partners, LP 3.50% 2016	1,700	1,817
Kinder Morgan Energy Partners, LP 6.00% 2017	17,000	19,787
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,890
Kinder Morgan Energy Partners, LP 5.30% 2020	2,750	3,224
Kinder Morgan Energy Partners, LP 6.85% 2020	33,970	42,690
Kinder Morgan Energy Partners, LP 3.95% 2022	6,000	6,392
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,376
Kinder Morgan Energy Partners, LP 6.95% 2038	4,250	5,360
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,455
Kinder Morgan Energy Partners, LP 5.00% 2042	3,000	3,058
StatoilHydro ASA 2.90% 2014	15,360	15,944
StatoilHydro ASA 1.80% 2016	1,800	1,862
Statoil ASA 3.125% 2017	26,500	28,773
StatoilHydro ASA 1.20% 2018	8,880	8,925
StatoilHydro ASA 5.25% 2019	2,000	2,417
Statoil ASA 3.15% 2022	27,800	29,525
StatoilHydro ASA 2.45% 2023	19,225	18,968
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	30,011
Enbridge Energy Partners, LP 9.875% 2019	27,005	36,904
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,694
Enbridge Energy Partners, LP 4.20% 2021	14,815	15,651
Enbridge Energy Partners, LP, Series B, 7.50% 2038	7,450	9,470
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,650
Enbridge Energy Partners, LP, junior subordinated 8.05% 2077[2]	1,100	1,267
Transocean Inc. 5.05% 2016	19,250	21,409
Transocean Inc. 2.50% 2017	8,880	9,006
Transocean Inc. 6.375% 2021	34,450	40,203
Transocean Inc. 3.80% 2022	23,360	23,074
Transocean Inc. 7.35% 2041	180	218
Total Capital SA 3.00% 2015	17,000	17,892
Total Capital International 1.50% 2017	2,000	2,037
Total Capital International 1.55% 2017	13,140	13,373
Total Capital Canada Ltd. 1.45% 2018	7,520	7,600
Total Capital International 2.875% 2022	28,560	29,474
Total Capital International 2.70% 2023	11,900	11,997
Total Capital Canada Ltd. 2.75% 2023	4,745	4,772
BG Energy Capital PLC 2.50% 2015[3]	7,200	7,501
BG Energy Capital PLC 2.875% 2016[3]	31,930	33,859
BG Energy Capital PLC 4.00% 2021[3]	36,825	40,584
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,858
Anadarko Petroleum Corp. 6.375% 2017	30,260	36,169
Anadarko Petroleum Corp. 8.70% 2019	10,745	14,492
Anadarko Petroleum Corp. 6.20% 2040	1,750	2,132
Enterprise Products Operating LLC 5.65% 2013	17,850	17,850
Enterprise Products Operating LLC 5.20% 2020	8,425	9,902
Enterprise Products Operating LLC 4.05% 2022	8,300	9,024
Enterprise Products Operating LLC 3.35% 2023	18,950	19,353
Enterprise Products Operating LLC 4.85% 2042	7,500	7,696
Enterprise Products Operating LLC 4.85% 2044	2,500	2,567
Enterprise Products Operating LLC 7.00% 2067[2]	600	652
Shell International Finance BV 3.10% 2015	10,000	10,575
Shell International Finance BV 1.125% 2017	34,650	34,835
Shell International Finance BV 2.375% 2022	1,800	1,791
Shell International Finance BV 2.25% 2023	4,655	4,545
Shell International Finance BV 3.625% 2042	10,880	10,593
Gazprom OJSC 5.092% 2015	16,500	17,639
Gazprom OJSC 5.092% 2015[3]	6,125	6,548
Gazprom OJSC 3.85% 2020[3]	3,750	3,769
Gazprom OJSC 6.51% 2022[3]	14,500	16,820
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,800
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[1]	11,700	14,296
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,634
Petróleos Mexicanos 4.875% 2022	2,600	2,886
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	14,129
Petróleos Mexicanos 6.50% 2041	4,150	4,907
Petróleos Mexicanos 5.50% 2044[3]	1,000	1,034
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	25,320	28,532
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	8,500	8,127
Reliance Holdings Ltd. 4.50% 2020[3]	6,350	6,671
Reliance Holdings Ltd. 4.50% 2020	1,750	1,838
Reliance Holdings Ltd. 5.40% 2022[3]	11,645	13,012
Reliance Holdings Ltd. 6.25% 2040[3]	10,000	11,097
Chevron Corp. 1.104% 2017	13,435	13,467
Chevron Corp. 4.95% 2019	7,500	8,969
Chevron Corp. 2.355% 2022	9,750	9,708
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	15,800	16,646
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	11,625	13,274
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[1,3]	27,970	29,019
Petrobras International Finance Co. 5.375% 2021	17,220	18,677
Petrobras International Finance Co. 6.875% 2040	6,970	8,053
Petrobras International Finance Co. 6.75% 2041	500	568
Enbridge Inc. 5.80% 2014	1,200	1,272
Enbridge Inc. 5.60% 2017	19,200	22,128
Energy Transfer Partners, L.P. 9.00% 2019	2,250	2,970
Energy Transfer Partners, L.P. 5.20% 2022	4,500	5,064
Energy Transfer Partners, L.P. 3.60% 2023	11,255	11,231
Energy Transfer Partners, L.P. 6.50% 2042	665	764
Energy Transfer Partners, L.P. 5.15% 2043	3,000	2,971
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,335	3,556
Ras Laffan Liquefied Natural Gas III 5.50% 2014[3]	330	352
Ras Laffan Liquefied Natural Gas III 5.832% 2016[1]	1,293	1,395
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	12,975	14,500
Ras Laffan Liquefied Natural Gas III 6.332% 2027[1]	2,000	2,526
Devon Energy Corp. 1.875% 2017	6,405	6,476
Devon Energy Corp. 3.25% 2022	14,240	14,300
Woodside Finance Ltd. 4.60% 2021[3]	17,545	19,584
Apache Corp. 2.625% 2023	10,390	10,135
Apache Corp. 4.25% 2044	6,560	6,262
Cenovus Energy Inc. 3.00% 2022	13,485	13,534
Cenovus Energy Inc. 6.75% 2039	1,750	2,274
Husky Energy Inc. 6.20% 2017	12,830	15,222
Western Gas Partners LP 4.00% 2022	14,445	14,981
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,352
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,875
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	1,000	1,068
Alpha Natural Resources, Inc. 9.75% 2018	7,415	7,990
Alpha Natural Resources, Inc. 6.00% 2019	3,140	2,912
Alpha Natural Resources, Inc. 6.25% 2021	2,700	2,444
Marathon Oil Corp. 0.90% 2015	11,000	10,980
ConocoPhillips 1.05% 2017	11,000	10,980
QGOG Constellation S.A. 6.25% 2019[3]	9,800	10,364
Peabody Energy Corp. 6.00% 2018	7,260	7,741
Peabody Energy Corp. 6.25% 2021	1,375	1,437
Spectra Energy Partners, LP 2.95% 2016	6,375	6,615
Spectra Energy Partners 4.60% 2021	2,185	2,341
NGPL PipeCo LLC 7.119% 2017[3]	600	642
NGPL PipeCo LLC 9.625% 2019[3]	6,735	7,577
Korea National Oil Corp. 4.00% 2016[3]	6,850	7,465
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,875	4,282
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,150	2,311
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,586
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,3]	5,562	6,146
CONSOL Energy Inc. 8.00% 2017	1,945	2,105
CONSOL Energy Inc. 8.25% 2020	3,430	3,816
Energy Transfer Partners, L.P. 7.50% 2020	5,000	5,788
Sabine Pass Liquefaction, LLC 5.625% 2021[3]	5,500	5,713
Teekay Corp. 8.50% 2020	5,125	5,567
Phillips 66 5.875% 2042	4,410	5,208
PDC Energy Inc. 7.75% 2022[3]	4,375	4,659
Arch Coal, Inc. 7.25% 2021	4,525	4,084
Denbury Resources Inc. 4.625% 2023	2,725	2,633
Southwestern Energy Co. 4.10% 2022	2,370	2,511
Laredo Petroleum, Inc. 9.50% 2019	1,950	2,213
Access Midstream Partners, L.P. 4.875% 2023	2,150	2,126
MarkWest Energy Partners, LP 4.50% 2023	2,050	2,009
Transportadora de Gas Internacional 5.70% 2022[3]	1,250	1,369
Dolphin Energy Ltd. 5.50% 2021[3]	500	579
PTT Exploration & Production Ltd. 6.35% 2042[3]	400	481
		1,407,851

Health care 3.53%
Pharmaceuticals, biotechnology & life sciences 2.07%

AbbVie Inc. 1.75% 2017[3]	34,440	34,913
AbbVie Inc. 2.90% 2022[3]	58,845	59,065
AbbVie Inc. 4.40% 2042[3]	28,140	28,541
Amgen Inc. 2.50% 2016	27,200	28,570
Amgen Inc. 2.125% 2017	22,567	23,338
Amgen Inc. 3.875% 2021	1,000	1,094
Amgen Inc. 3.625% 2022	11,990	12,835
Amgen Inc. 5.15% 2041	3,500	3,776
Amgen Inc. 5.375% 2043	12,055	13,486
Gilead Sciences, Inc. 2.40% 2014	7,215	7,417
Gilead Sciences, Inc. 3.05% 2016	14,765	15,819
Gilead Sciences, Inc. 4.40% 2021	40,260	45,427
Gilead Sciences, Inc. 5.65% 2041	11,405	13,917
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,107
GlaxoSmithKline Capital Inc. 1.50% 2017	10,500	10,693
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	18,162
GlaxoSmithKline Capital Inc. 2.85% 2022	11,320	11,580
GlaxoSmithKline Capital Inc. 2.80% 2023	2,900	2,926
GlaxoSmithKline Capital Inc. 6.375% 2038	5,600	7,528
GlaxoSmithKline Capital Inc. 4.20% 2043	4,250	4,335
Roche Holdings, Inc. 6.00% 2019[3]	33,270	41,463
Roche Holdings, Inc. 7.00% 2039[3]	17,060	24,782
Novartis Capital Corp. 1.90% 2013	15,000	15,012
Novartis Capital Corp. 4.125% 2014	11,025	11,366
Novartis Securities Investment Ltd. 5.125% 2019	17,530	20,969
Novartis Capital Corp. 2.40% 2022	7,250	7,229
inVentiv Health Inc. 9.00% 2018[3]	12,725	13,393
inVentiv Health Inc. 10.25% 2018[3]	19,255	16,656
inVentiv Health Inc. 11.00% 2018[3]	7,655	6,622
Schering-Plough Corp. 5.30% 2013[2]	6,000	6,199
Schering-Plough Corp. 5.375% 2014	€6,395	8,799
Schering-Plough Corp. 6.00% 2017	$ 5,300	6,432
Merck & Co., Inc. 1.10% 2018	10,000	10,061
Pfizer Inc 5.35% 2015	125	137
Pfizer Inc 6.20% 2019	18,140	22,811
Biogen Idec Inc. 6.875% 2018	17,000	20,840
Quintiles, Term Loan B-2, 4.50% 2018[1,2,4]	15,403	15,605
VPI Escrow Corp. 6.375% 2020[3]	14,025	14,849
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	2,390	2,408
Teve Pharmaceutical Finance Company BV, 2.95% 2022	9,350	9,401
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[3]	9,850	11,549
Sanofi 0.594% 2014[2]	10,000	10,029
Patheon Inc., Term Loan B1, 7.25% 2018[1,2,4]	9,566	9,733
Grifols Inc. 8.25% 2018	5,065	5,597
Johnson & Johnson 0.38% 2014[2]	5,000	5,010
INC Research LLC 11.50% 2019[3]	590	636
		681,117

Health care equipment & services 1.46%

Express Scripts Inc. 2.75% 2014	15,500	15,971
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,756
Express Scripts Inc. 3.125% 2016	18,427	19,482
Express Scripts Inc. 3.50% 2016	3,000	3,235
Express Scripts Inc. 2.65% 2017	26,335	27,620
Express Scripts Inc. 4.75% 2021	13,500	15,364
Express Scripts Inc. 3.90% 2022	33,060	35,561
Express Scripts Inc. 6.125% 2041	7,000	8,828
UnitedHealth Group Inc. 0.85% 2015	6,075	6,097
UnitedHealth Group Inc. 1.40% 2017	6,710	6,769
UnitedHealth Group Inc. 6.00% 2017	19,920	23,716
UnitedHealth Group Inc. 1.625% 2019	4,000	4,019
UnitedHealth Group Inc. 2.75% 2023	1,585	1,568
UnitedHealth Group Inc. 2.875% 2023	28,555	28,603
UnitedHealth Group Inc. 5.70% 2040	1,250	1,487
UnitedHealth Group Inc. 4.625% 2041	2,685	2,811
UnitedHealth Group Inc. 3.95% 2042	315	298
UnitedHealth Group Inc. 4.25% 2043	1,000	989
Cardinal Health, Inc. 5.50% 2013	2,035	2,055
Cardinal Health, Inc. 4.00% 2015	3,990	4,256
Cardinal Health, Inc. 1.90% 2017	3,550	3,609
Cardinal Health, Inc. 1.70% 2018	4,935	4,928
Cardinal Health, Inc. 4.625% 2020	6,020	6,765
Cardinal Health, Inc. 3.20% 2023	16,490	16,455
Allegiance Corp. 7.00% 2026	7,635	10,066
Kinetic Concepts, Inc. 10.50% 2018	19,650	21,369
Kinetic Concepts, Inc. 12.50% 2019	9,000	8,955
Aetna Inc. 1.50% 2017	10,375	10,416
Aetna Inc. 2.75% 2022	13,000	12,757
PTS Acquisition Corp. 9.50% 2015[5]	9,040	9,040
PTS Acquisition Corp. 9.75% 2017	€8,775	11,652
McKesson Corp. 0.95% 2015	$ 2,255	2,263
McKesson Corp. 3.25% 2016	1,580	1,695
McKesson Corp. 1.40% 2018	8,770	8,787
McKesson Corp. 2.70% 2022	2,110	2,098
McKesson Corp. 2.85% 2023	5,265	5,321
Humana Inc. 3.15% 2022	9,650	9,558
Humana Inc. 4.625% 2042	5,350	5,150
Tenet Healthcare Corp. 9.25% 2015	10,600	11,978
Tenet Healthcare Corp. 4.50% 2021[3]	1,300	1,277
Boston Scientific Corp. 6.00% 2020	10,900	12,765
Coventry Health Care, Inc. 6.30% 2014	11,395	12,188
DENTSPLY International Inc. 1.79% 2013[2]	5,000	5,021
DENTSPLY International Inc. 2.75% 2016	5,620	5,841
Symbion Inc. 8.00% 2016	10,050	10,678
VWR Funding, Inc. 7.25% 2017[3]	9,040	9,616
Rotech Healthcare Inc. 10.50% 2018	12,400	6,696
Centene Corp. 5.75% 2017	5,265	5,673
Merge Healthcare Inc 11.75% 2015	5,250	5,608
Surgical Care Affiliates, Inc. 8.875% 2015[3]	3,927	4,006
Surgical Care Affiliates, Inc. 10.00% 2017[3]	925	968
Bausch & Lomb Inc. 9.875% 2015	2,811	2,923
Bausch & Lomb Inc., Bridge Loan, 6.25% 2018[1,2,4,5]	1,400	1,390
Dignity Health 3.125% 2022	4,100	4,066
HCA Inc. 6.50% 2020	2,625	2,968
Baxter International Inc. 2.40% 2022	2,600	2,552
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,267
Multiplan Inc. 9.875% 2018[3]	980	1,094
HealthSouth Corp. 5.75% 2024	970	977
		479,921

Industrials 3.24%
Capital goods 1.84%

General Electric Co. 0.85% 2015	13,000	13,051
General Electric Capital Corp. 1.00% 2015	10,800	10,874
General Electric Capital Corp., Series A, 2.25% 2015	19,500	20,180
General Electric Capital Corp. 2.95% 2016	2,790	2,952
General Electric Capital Corp. 1.60% 2017	11,000	11,059
General Electric Capital Corp. 2.30% 2017	14,200	14,715
General Electric Corp. 5.25% 2017	7,455	8,746
General Electric Capital Corp. 0.994% 2018[2]	18,000	18,004
General Electric Capital Corp., Series A, 5.625% 2018	4,000	4,741
General Electric Capital Corp. 2.10% 2019	4,950	5,043
General Electric Capital Corp., Series A, 6.00% 2019	26,050	31,686
General Electric Co. 2.70% 2022	23,500	23,569
General Electric Capital Corp. 3.10% 2023	35,600	35,347
General Electric Co. 4.125% 2042	4,000	4,035
Volvo Treasury AB 5.95% 2015[3]	56,693	61,600
United Technologies Corp. 1.80% 2017	5,770	5,960
United Technologies Corp. 3.10% 2022	27,265	28,654
United Technologies Corp. 4.50% 2042	14,195	15,221
Ply Gem Industries, Inc. 9.375% 2017	3,300	3,647
Ply Gem Industries, Inc. 8.25% 2018	24,595	26,901
JELD-WEN Escrow Corp. 12.25% 2017[3]	25,000	29,500
Northrop Grumman Corp. 3.70% 2014	9,500	9,882
Northrop Grumman Corp. 5.05% 2019	14,180	16,500
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	24,305	26,067
Nortek Inc. 10.00% 2018	8,000	9,000
Nortek Inc. 8.50% 2021	9,395	10,475
US Investigations Services, Inc., Term Loan B, 3.204% 2015[1,2,4]	521	511
US Investigations Services, Inc., Term Loan D, 7.75% 2015[1,2,4]	4,929	4,963
US Investigations Services, Inc. 10.50% 2015[3]	7,200	6,444
US Investigations Services, Inc. 11.75% 2016[3]	6,610	4,693
DAE Aviation Holdings, Inc. 11.25% 2015[3]	12,558	12,950
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[1,2,4]	2,259	2,283
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[1,2,4]	1,024	1,035
ABB Finance (USA) Inc. 1.625% 2017	9,245	9,387
ABB Finance (USA) Inc. 2.875% 2022	6,750	6,869
BAE Systems Holdings Inc. 4.95% 2014[3]	13,505	14,084
Raytheon Co. 6.75% 2018	4,030	4,971
Raytheon Co. 4.40% 2020	7,895	8,998
Euramax International, Inc. 9.50% 2016	13,010	12,815
HD Supply, Inc. 11.50% 2020	9,050	10,747
Honeywell International Inc. 5.00% 2019	8,725	10,420
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[1,2,4]	8,585	8,639
Esterline Technologies Corp. 6.625% 2017	2,495	2,553
Esterline Technologies Corp. 7.00% 2020	3,475	3,853
BE Aerospace, Inc. 5.25% 2022	6,135	6,357
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,000
Deere & Co. 2.60% 2022	2,600	2,626
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	3,650	3,906
Precision Castparts Corp. 1.25% 2018	1,300	1,305
Precision Castparts Corp. 2.50% 2023	2,600	2,576
Odebrecht Finance Ltd 5.125% 2022[3]	265	279
Odebrecht Finance Ltd 7.125% 2042[3]	3,000	3,412
RBS Global, Inc. and Rexnord LLC 8.50% 2018	2,650	2,918
TransDigm Inc. 5.50% 2020[3]	2,700	2,828
Eaton Corp. 0.61% 2014[2]	2,000	2,001
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.204% 2014[1,2,4]	1,657	904
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5,6]	1,568	149
Danaher Corp. 2.30% 2016	565	593
		605,478

Transportation 1.31%

Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[1]	3,190	3,326
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[1]	60	64
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	539	553
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	69	72
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	9,903	10,590
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	14,869	16,258
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[1]	256	274
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	7,438	8,210
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[1]	4,388	4,602
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[1]	239	263
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3]	760	768
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	970	1,021
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	10,800	11,840
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	3,776	4,076
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	12,417	14,187
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	10,053	11,649
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[1]	895	963
Burlington Northern Santa Fe LLC 7.00% 2014	875	921
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,669
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	10,875
Burlington Northern Santa Fe LLC 3.60% 2020	7,500	8,121
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,980
Burlington Northern Santa Fe LLC 3.05% 2022	22,850	23,411
Burlington Northern Santa Fe LLC 3.00% 2023	10,135	10,242
Burlington Northern Santa Fe LLC 5.05% 2041	500	544
Burlington Northern Santa Fe LLC 4.375% 2042	500	499
Burlington Northern Santa Fe LLC 4.45% 2043	6,950	7,071
Union Pacific Corp. 5.125% 2014	8,430	8,757
Union Pacific Corp. 5.75% 2017	12,250	14,642
Union Pacific Corp. 4.00% 2021	14,000	15,669
Union Pacific Corp. 4.163% 2022	7,437	8,396
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[1]	5,422	6,205
Union Pacific Corp. 6.15% 2037	5,395	6,869
Union Pacific Corp. 4.25% 2043	2,000	2,019
Northwest Airlines, Inc., Term Loan B, 3.79% 2013[1,2,4]	1,016	1,004
Northwest Airlines, Inc., Term Loan A, 2.04% 2018[1,2,4]	49,437	46,471
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	83	93
Norfolk Southern Corp. 5.75% 2016	5,740	6,485
Norfolk Southern Corp. 5.75% 2018	5,000	6,000
Norfolk Southern Corp. 5.90% 2019	9,250	11,343
Norfolk Southern Corp. 3.25% 2021	1,100	1,152
Norfolk Southern Corp. 3.00% 2022	16,500	16,942
CEVA Group PLC 11.625% 2016[3]	5,715	5,972
CEVA Group PLC 8.375% 2017[3]	1,600	1,656
CEVA Group PLC 11.50% 2018[3,7]	5,305	3,766
CEVA Group PLC 12.75% 2020[3,7]	26,515	11,979
Canadian National Railway Co. 1.45% 2016	6,090	6,217
Canadian National Railway Co. 5.55% 2018	2,000	2,395
Canadian National Railway Co. 2.85% 2021	10,000	10,419
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	7,850	7,845
Navios Maritime Holdings Inc. 8.875% 2017	1,460	1,498
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	6,290	5,724
Navios Logistics Finance (US) Inc., 9.25% 2019	375	405
United Parcel Service, Inc., 1.125% 2017	12,000	12,097
American Airlines, Inc., Series 2011-2, Class A, 8.625% 2023[1]	9,871	10,328
CSX Corp. 7.375% 2019	7,500	9,579
Brunswick Rail Finance Ltd. 6.50% 2017[3]	4,790	5,066
Brunswick Rail Finance Ltd. 6.50% 2017	2,150	2,274
Watco Companies 6.375% 2023[3]	5,300	5,479
ENA Norte Trust 4.95% 2023[1,3]	3,468	3,628
TRAC Intermodal 11.00% 2019[3]	2,950	3,164
ERAC USA Finance Co. 5.625% 2042[3]	1,000	1,121
		430,708

Commercial & professional services 0.09%

Republic Services, Inc. 3.80% 2018	2,000	2,203
Republic Services, Inc. 5.00% 2020	5,000	5,797
Republic Services, Inc. 3.55% 2022	500	524
Republic Services, Inc. 5.70% 2041	2,000	2,347
Waste Management, Inc. 2.60% 2016	3,330	3,494
Waste Management, Inc. 4.60% 2021	5,455	6,178
R.R. Donnelley & Sons Co. 7.25% 2018	3,575	3,776
R.R. Donnelley & Sons Co. 7.875% 2021	3,555	3,724
ADS Waste Escrow 8.25% 2020[3]	650	704
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	211	229
		28,976

Consumer discretionary 2.95%
Media 1.81%

NBCUniversal Media, LLC 2.10% 2014	12,000	12,169
NBCUniversal Enterprise, Inc. 0.817% 2016[2,3]	24,375	24,376
NBCUniversal Media, LLC 2.875% 2016	17,000	17,925
NBCUniversal Enterprise, Inc. 0.965% 2018[2,3]	12,560	12,535
NBCUniversal Enterprise, Inc. 1.974% 2019[3]	10,685	10,736
NBCUniversal Media, LLC 5.15% 2020	7,000	8,313
NBCUniversal Media, LLC 4.375% 2021	18,250	20,582
NBCUniversal Media, LLC 2.875% 2023	18,000	17,893
NBCUniversal Media, LLC 4.45% 2043	3,200	3,177
NBCUniversal Enterprise, Inc. 5.25% (undated)[3]	17,895	18,170
Comcast Corp. 6.30% 2017	5,410	6,607
Comcast Corp. 5.875% 2018	18,570	22,437
Comcast Corp. 5.15% 2020	7,500	8,903
Comcast Corp. 3.125% 2022	21,510	22,069
Comcast Corp. 2.85% 2023	16,160	16,153
Comcast Corp. 4.25% 2033	6,000	6,069
Comcast Corp. 6.95% 2037	12,020	16,059
Comcast Corp. 4.65% 2042	7,445	7,620
Time Warner Inc. 5.875% 2016	19,170	22,313
Time Warner Companies, Inc. 7.25% 2017	1,600	1,988
Time Warner Inc. 4.75% 2021	11,090	12,582
Time Warner Inc. 3.40% 2022	2,500	2,585
Time Warner Companies, Inc. 7.57% 2024	12,340	16,601
Time Warner Inc. 6.20% 2040	9,450	11,050
Time Warner Inc. 6.25% 2041	5,800	6,892
Time Warner Inc. 4.90% 2042	4,000	4,041
Time Warner Cable Inc. 6.20% 2013	5,700	5,776
Time Warner Cable Inc. 7.50% 2014	10,175	10,854
Time Warner Cable Inc. 6.75% 2018	13,650	16,824
Time Warner Cable Inc. 8.25% 2019	7,215	9,408
Time Warner Cable Inc. 4.00% 2021	10,280	10,996
Time Warner Cable Inc. 6.75% 2039	5,150	6,107
Time Warner Cable Inc. 4.50% 2042	4,000	3,656
Thomson Reuters Corp. 6.50% 2018	29,355	36,111
News America Inc. 8.00% 2016	1,000	1,229
News America Inc. 6.90% 2019	12,750	16,078
News America Inc. 3.00% 2022	6,000	5,949
News America Inc. 6.15% 2037	300	354
News America Inc. 6.65% 2037	7,800	9,682
Walt Disney Co. 0.875% 2014	14,000	14,121
Walt Disney Co. 1.10% 2017	9,800	9,809
WPP Finance 2010 4.75% 2021	15,840	17,150
WPP Finance 2010 5.125% 2042	1,300	1,286
Virgin Media Finance PLC 8.375% 2019[3]	8,050	9,036
Virgin Media Secured Finance PLC 5.25% 2021	2,600	2,729
Virgin Media Secured Finance PLC 5.375% 2021[3]	2,250	2,351
Virgin Media Finance PLC 4.875% 2022	1,575	1,603
DISH DBS Corp. 4.625% 2017	9,005	9,388
DISH DBS Corp 6.75% 2021	4,075	4,549
DISH DBS Corp. 5.875% 2022	1,000	1,054
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	9,000	10,091
Cox Communications, Inc. 5.45% 2014	3,773	4,077
Cox Communications, Inc. 3.25% 2022[3]	5,010	5,104
CBS Corp. 1.95% 2017	8,500	8,653
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	7,350	7,662
Omnicom Group Inc. 3.625% 2022	6,500	6,662
Grupo Televisa, SAB 6.625% 2040	5,200	6,395
Quebecor Media Inc. 5.75% 2023[3]	4,375	4,484
Warner Music Group 6.00% 2021[3]	2,800	2,947
UPC Germany GmbH 9.625% 2019	€1,250	1,799
		593,819

Consumer services 0.44%

MGM Resorts International 5.875% 2014	$28,345	29,603
MGM Resorts International 6.625% 2015	2,600	2,834
MGM Resorts International 6.625% 2021	1,650	1,732
Boyd Gaming Corp. 6.75% 2014	10,830	10,837
Boyd Gaming Corp. 7.125% 2016	10,285	10,401
Boyd Gaming Corp. 9.125% 2018	3,920	4,177
Caesars Entertainment Operating Co. 11.25% 2017	8,845	9,453
Caesars Entertainment Operating Co. 9.00% 2020[3]	4,025	4,070
Caesars Entertainment Operating Co. 9.00% 2020[3]	3,255	3,292
Caesars Entertainment Operating Co. 9.00% 2020[3]	1,250	1,264
Revel Entertainment, Term Loan B, 9.00% 2017[1,2,4,6]	26,513	12,638
Mohegan Tribal Gaming Authority 10.50% 2016[3]	6,375	6,311
Mohegan Tribal Gaming Authority 11.00% 2018[2,3,5]	6,750	5,940
Seminole Tribe of Florida 5.798% 2013[1,3]	2,270	2,327
Seminole Tribe of Florida 7.804% 2020[1,3]	7,115	7,791
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	6,910	7,454
Burger King Corp 0%/11.00% 2019[3,8]	8,075	7,066
NCL Corp. Ltd. 5.00% 2018[3]	3,850	3,941
NCL Corp. Ltd. 9.50% 2018	2,029	2,303
Seneca Gaming Corp. 8.25% 2018[3]	2,775	2,983
Laureate Education, Inc. 9.25% 2019[3]	2,100	2,344
Royal Caribbean Cruises Ltd. 11.875% 2015	1,700	2,087
Marina District Finance Co., Inc. 9.50% 2015	2,000	2,070
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.00% 2018[2,5]	1,449	1,188
		144,106

Automobiles & components 0.43%

DaimlerChrysler North America Holding Corp. 6.50% 2013	16,775	17,397
DaimlerChrysler North America Holding Corp. 1.30% 2015[3]	11,000	11,080
DaimlerChrysler North America Holding Corp. 1.25% 2016[3]	6,040	6,065
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	15,050	15,707
Daimler Finance NA LLC 3.00% 2016[3]	2,000	2,092
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,576
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,250	11,270
RCI Banque 3.50% 2018[3]	35,200	35,318
Volkswagen International Finance NV 0.918% 2014[2,3]	12,000	12,032
Volkswagen International Finance NV 2.875% 2016[3]	1,000	1,054
Volkswagen International Finance NV 4.00% 2020[3]	11,650	12,855
Dynacast International LLC 9.25% 2019	2,825	3,107
		141,553

Retailing 0.25%

Staples, Inc. 9.75% 2014	23,470	25,083
Nordstrom, Inc. 6.75% 2014	18,975	20,309
Toys "R" Us-Delaware, Inc., Term Loan B, 6.00% 2016[1,2,4]	4,241	4,163
Toys "R" Us Property Co. II, LLC 8.50% 2017	7,275	7,720
Toys "R" Us Property Co. I, LLC 10.75% 2017	650	703
Macy's Retail Holdings, Inc. 7.875% 2015[2]	9,891	11,417
Home Depot, Inc. 4.40% 2021	7,500	8,677
Target Corp. 0.473% 2014[2]	2,000	2,005
Lowe's Companies, Inc. 3.12% 2022	1,500	1,558
		81,635

Consumer durables & apparel 0.02%

Mattel, Inc. 2.50% 2016	5,000	5,219

Consumer staples 2.54%
Food, beverage & tobacco 2.06%

Anheuser-Busch InBev NV 0.665% 2014[2]	6,440	6,470
Anheuser-Busch InBev NV 3.625% 2015	25,250	26,770
Anheuser-Busch InBev NV 4.125% 2015	32,375	34,372
Anheuser-Busch InBev NV 0.80% 2016	2,500	2,504
Anheuser-Busch InBev NV 1.375% 2017	12,505	12,627
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,165
Anheuser-Busch InBev NV 1.25% 2018	$ 2,500	2,500
Anheuser-Busch InBev NV 6.875% 2019	6,740	8,747
Anheuser-Busch InBev NV 7.75% 2019	16,250	21,391
Anheuser-Busch InBev NV 2.50% 2022	4,420	4,357
Anheuser-Busch InBev NV 2.625% 2023	6,100	6,048
Anheuser-Busch InBev NV 3.75% 2042	3,400	3,207
SABMiller Holdings Inc. 1.85% 2015[3]	2,000	2,033
SABMiller Holdings Inc. 2.45% 2017[3]	47,360	49,364
SABMiller Holdings Inc. 3.75% 2022[3]	29,880	32,064
SABMiller Holdings Inc. 4.95% 2042[3]	3,500	3,883
ConAgra Foods, Inc. 1.30% 2016	13,165	13,279
ConAgra Foods, Inc. 1.90% 2018	14,280	14,444
ConAgra Foods, Inc. 3.20% 2023	29,490	29,477
ConAgra Foods, Inc. 4.65% 2043	10,575	10,585
Kraft Foods Inc. 1.625% 2015	9,120	9,265
Kraft Foods Inc. 2.25% 2017	8,050	8,363
Kraft Foods Inc. 3.50% 2022	24,180	25,351
Kraft Foods Inc. 6.50% 2040	2,000	2,577
Kraft Foods Inc. 5.00% 2042	6,000	6,470
Coca-Cola Co. 1.50% 2015	18,970	19,447
Coca-Cola Co. 1.80% 2016	20,815	21,539
Coca-Cola Co. 3.15% 2020	8,690	9,409
Pernod Ricard SA 2.95% 2017[3]	16,000	16,826
Pernod Ricard SA 4.45% 2022[3]	20,150	22,186
Pernod Ricard SA 5.50% 2042[3]	3,000	3,359
British American Tobacco International Finance PLC 2.125% 2017[3]	23,125	23,852
British American Tobacco International Finance PLC 9.50% 2018[3]	13,000	18,054
Philip Morris International Inc. 1.125% 2017	4,000	3,992
Philip Morris International Inc. 1.625% 2017	4,000	4,080
Philip Morris International Inc. 2.90% 2021	9,200	9,516
Philip Morris International Inc. 2.50% 2022	1,600	1,583
Philip Morris International Inc. 2.625% 2023	16,500	16,272
Philip Morris International Inc. 4.125% 2043	2,000	1,943
Altria Group, Inc. 9.25% 2019	4,392	6,133
Altria Group, Inc. 4.75% 2021	2,000	2,269
Altria Group, Inc. 2.85% 2022	6,800	6,704
Altria Group, Inc. 9.95% 2038	6,350	10,507
Altria Group, Inc. 10.20% 2039	4,000	6,762
Altria Group, Inc. 4.25% 2042	3,000	2,844
Reynolds American Inc. 3.25% 2022	24,395	24,186
Reynolds American Inc. 4.75% 2042	3,000	2,919
PepsiCo, Inc. 3.10% 2015	17,000	17,808
PepsiCo, Inc. 2.50% 2016	7,500	7,896
Imperial Tobacco Finance PLC 2.05% 2018[3]	16,000	16,126
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,500	2,529
Heineken NV 1.40% 2017[3]	13,335	13,295
Heineken NV 2.75% 2023[3]	3,000	2,955
Kraft Foods Inc. 2.625% 2013	3,830	3,838
Kraft Foods Inc. 6.125% 2018	6,000	7,207
Kraft Foods Inc. 5.375% 2020	2,500	2,980
Fortune Brands, Inc. 6.375% 2014	6,467	6,887
Marfrig Holdings (Europe) BV 9.875% 2017[3]	3,640	3,558
Marfrig Overseas Ltd. 9.50% 2020[3]	1,370	1,301
Marfrig Overseas Ltd. 9.50% 2020	325	309
Del Monte Corp. 7.625% 2019	4,000	4,170
BFF International Ltd. 7.25% 2020[3]	2,500	2,975
Brown-Forman Corp. 2.25% 2023	2,600	2,549
Smithfield Foods, Inc. 7.75% 2017	750	873
Smithfield Foods, Inc. 6.625% 2022	1,370	1,497
Constellation Brands, Inc. 8.375% 2014	550	611
Constellation Brands, Inc. 7.25% 2017	750	867
Constellation Brands, Inc. 6.00% 2022	500	549
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,303
Cott Beverages Inc. 8.375% 2017	1,000	1,076
Tyson Foods, Inc. 6.60% 2016[2]	500	575
		678,429

Food & staples retailing 0.47%

Kroger Co. 5.00% 2013	18,000	18,028
Kroger Co. 7.50% 2014	6,500	6,849
Kroger Co. 3.90% 2015	10,000	10,692
Kroger Co. 6.40% 2017	15,795	18,891
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,108
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,243
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,542
Delhaize Group 6.50% 2017	16,205	18,551
Tesco PLC 5.50% 2017[3]	12,459	14,570
SUPERVALU Inc. 7.50% 2014	11,345	11,444
Safeway Inc. 5.00% 2019	5,000	5,585
Safeway Inc. 3.95% 2020	4,000	4,096
Wesfarmers Ltd. 1.874% 2018[3]	5,250	5,289
Rite Aid Corp. 10.25% 2019	40	46
Rite Aid Corp. 8.00% 2020	2,075	2,355
		154,289

Household & personal products 0.01%

Procter & Gamble Co. 3.50% 2015	150	158
Procter & Gamble Co. 1.45% 2016	2,645	2,712
		2,870

Utilities 2.51%

Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	13,310
Consumers Energy Co. 5.65% 2018	6,075	7,382
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	33,202	41,122
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	1,898	2,453
Consumers Energy Co. 5.65% 2020	2,090	2,584
Consumers Energy Co. 2.85% 2022	22,062	22,861
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	14,500	14,682
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	60,553
MidAmerican Energy Co. 4.65% 2014	5,000	5,319
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	233
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	45,362
PacifiCorp., First Mortgage Bonds, 2.95% 2022	10,000	10,455
Niagara Mohawk Power 3.553% 2014[3]	14,850	15,440
National Grid PLC 6.30% 2016	37,605	43,740
National Grid Co. PLC 5.875% 2024	£170	318
Ohio Edison Co. 6.40% 2016	$ 6,260	7,266
FirstEnergy Corp., Series A, 2.75% 2018	17,500	17,727
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	17,120
Toledo Edison Co. 7.25% 2020	5,025	6,465
CenterPoint Energy Resources Corp. 4.50% 2021	41,336	47,071
Public Service Co. of Colorado 5.80% 2018	9,606	11,813
Public Service Co. of Colorado 5.125% 2019	4,350	5,243
Public Service Co. of Colorado 3.20% 2020	5,000	5,413
Xcel Energy Inc. 4.70% 2020	2,500	2,932
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	8,945	8,755
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,842	9,439
Public Service Co. of Colorado 3.60% 2042	600	569
Teco Finance, Inc. 6.75% 2015	15,546	17,135
Teco Finance, Inc. 4.00% 2016	3,333	3,585
Teco Finance, Inc. 6.572% 2017	4,514	5,452
Teco Finance, Inc. 5.15% 2020	8,949	10,388
Tampa Electric Co. 2.60% 2022	1,900	1,912
Tampa Electric Co. 4.10% 2042	5,060	5,214
TXU, Term Loan, 4.702% 2017[1,2,4]	32,068	22,849
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[3]	12,560	9,451
Iberdrola Finance Ireland 3.80% 2014[3]	15,069	15,522
Scottish Power PLC 5.375% 2015	15,000	15,987
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,067
Virginia Electric and Power Co. 1.20% 2018	9,600	9,627
Virginia Electric and Power Co. 2.95% 2022	8,000	8,408
Ohio Power Co., Series H, 4.85% 2014	5,965	6,152
American Electric Power Co. 1.65% 2017	10,195	10,246
American Electric Power Co. 2.95% 2022	12,905	12,932
Progress Energy, Inc. 6.05% 2014	2,100	2,207
Progress Energy, Inc. 7.05% 2019	8,840	11,236
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 2.80% 2022	6,000	6,163
Progress Energy, Inc. 7.00% 2031	750	979
Progress Energy, Inc. 7.75% 2031	3,920	5,419
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[3]	12,000	14,100
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	3,172
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	3,055	3,609
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	610	618
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,871
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,247
E.ON International Finance BV 5.80% 2018[3]	20,500	24,554
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,360
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,138
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	12,165	15,144
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	2,050	2,654
AES Corp. 7.75% 2015	6,575	7,422
AES Corp. 8.00% 2020	8,350	9,936
Entergy Corp. 4.70% 2017	14,900	16,290
Veolia Environnement 6.00% 2018	11,445	13,373
Veolia Environnement 6.125% 2033	€1,075	1,795
PG&E Corp. 5.75% 2014	$ 2,000	2,095
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,373
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,410
CEZ, a s 4.25% 2022[3]	8,480	9,031
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,112
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,458
SP PowerAssets Ltd. 5.00% 2013[3]	8,000	8,179
Midwest Generation, LLC, Series B, 8.56% 2016[1,6]	7,968	7,849
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	6,510
Consolidated Edison Company of New York, Inc. Series 2013-A, 3.95% 2043	6,470	6,420
Colbun SA 6.00% 2020[3]	5,400	6,098
PSEG Power LLC 2.75% 2016	3,140	3,269
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,593
Enel Finance International SA 3.875% 2014[3]	3,235	3,326
Wisconsin Electric Power Co. 2.95% 2021	3,000	3,162
Electricité de France SA 5.50% 2014[3]	3,000	3,117
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,3]	1,553	1,703
		824,546

Telecommunication services 2.36%

Verizon Communications Inc. 7.375% 2013	25,266	26,309
Verizon Communications Inc. 5.55% 2014	74,964	77,913
Verizon Communications Inc. 3.00% 2016	24,000	25,430
Verizon Communications Inc. 1.10% 2017	2,145	2,115
Verizon Communications Inc. 8.50% 2018	8,000	10,664
Verizon Communications Inc. 8.75% 2018	7,888	10,625
Verizon Communications Inc. 2.45% 2022	10,858	10,299
Verizon Communications Inc. 3.85% 2042	2,190	1,905
Telecom Italia Capital SA 5.25% 2015	9,124	9,637
Telecom Italia Capital SA 6.999% 2018	20,100	22,794
Telecom Italia Capital SA 7.175% 2019	20,787	23,757
Telecom Italia Capital SA 7.20% 2036	3,179	3,188
Telecom Italia Capital SA 7.721% 2038	8,380	8,776
AT&T Inc. 0.90% 2016	10,000	10,001
SBC Communications Inc. 5.625% 2016	22,575	25,796
AT&T Inc. 1.40% 2017	12,015	11,950
AT&T Inc. 2.625% 2022	12,100	11,717
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,091
Deutsche Telekom International Finance BV 3.125% 2016[3]	15,300	16,159
Deutsche Telekom International Finance BV 2.25% 2017[3]	5,500	5,642
Deutsche Telekom International Finance BV 9.25% 2032	10,267	15,751
Deutsche Telekom International Finance BV 4.875% 2042[3]	4,352	4,393
Wind Acquisition SA 11.75% 2017[3]	27,212	28,981
Wind Acquisition SA 11.75% 2017	€12,100	16,439
Wind Acquisition SA 7.25% 2018[3]	$ 7,025	7,350
Cricket Communications, Inc. 7.75% 2016	4,175	4,363
Leap Wireless International, Inc., Term Loan C, 0.50% 2020[1,2,4]	19,300	19,448
Cricket Communications, Inc. 7.75% 2020	24,900	24,962
Koninklijke KPN NV 8.375% 2030	35,898	47,187
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[3]	20,200	21,829
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[3]	14,155	15,296
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[3]	2,735	3,214
Sprint Nextel Corp. 8.375% 2017	2,500	2,922
Sprint Nextel Corp. 9.125% 2017	9,250	10,984
Sprint Nextel Corp. 7.00% 2020	9,500	10,498
Sprint Nextel Corp. 11.50% 2021	8,550	12,002
Vodafone Group PLC, Term Loan B, 6.875% 2015[1,4,5]	5,095	5,260
Vodafone Group PLC 0.90% 2016	22,000	21,965
Vodafone Group PLC, Term Loan B, 6.25% 2016[1,4,5]	5,491	5,629
Vodafone Group PLC 2.95% 2023	3,214	3,213
Frontier Communications Corp. 8.125% 2018	1,500	1,717
Frontier Communications Corp. 8.50% 2020	2,950	3,356
Frontier Communications Corp. 9.25% 2021	2,450	2,824
Frontier Communications Corp. 8.75% 2022	1,275	1,425
Frontier Communications Corp. 7.125% 2023	4,575	4,649
Frontier Communications Corp. 7.625% 2024	11,400	11,756
Telefónica Emisiones, SAU 3.992% 2016	14,500	15,151
Telefónica Emisiones, SAU 5.134% 2020	3,604	3,806
Telefónica Emisiones, SAU 5.462% 2021	5,297	5,717
France Télécom 4.375% 2014	11,440	11,943
France Télécom 2.125% 2015	8,830	9,066
France Télécom 4.125% 2021	2,525	2,715
MetroPCS Wireless, Inc. 6.25% 2021[3]	11,425	11,668
MetroPCS Wireless, Inc. 6.625% 2023[3]	11,450	11,722
LightSquared, Term Loan B, 12.00% 2014[1,4,5,6]	18,669	17,584
Digicel Group Ltd. 12.00% 2014[3]	5,000	5,312
Digicel Group Ltd. 8.25% 2020[3]	4,950	5,272
Digicel Group Ltd. 6.00% 2021[3]	$4,100	4,090
América Móvil, SAB de CV 2.375% 2016	3,000	3,101
América Móvil, SAB de CV 5.00% 2020	6,700	7,573
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,515
Trilogy International Partners, LLC, 10.25% 2016[3]	$ 9,250	9,111
NII Capital Corp. 8.875% 2019	250	189
NII Capital Corp. 7.625% 2021	4,655	3,375
CenturyLink Inc., 5.625% 2020	2,600	2,664
Level 3 Communications, Inc. 11.875% 2019	1,000	1,177
tw telecom holdings inc. 5.375% 2022	775	812
Syniverse Holdings, Inc. 9.125% 2019	500	551
		774,295

Materials 1.51%

Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,000	5,441
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,903
Rio Tinto Finance (USA) Ltd. 2.50% 2016	14,650	15,308
Rio Tinto Finance (USA) Ltd. 1.625% 2017	21,900	22,127
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,170	15,415
Rio Tinto Finance (USA) Ltd. 2.875% 2022	14,510	14,240
Xstrata Canada Financial Corp. 1.80% 2015[3]	2,000	2,024
Xstrata Canada Financial Corp. 2.45% 2017[3]	7,350	7,461
Xstrata Canada Financial Corp. 3.60% 2017[3]	9,750	10,269
Xstrata Canada Financial Corp. 4.95% 2021[3]	29,380	31,674
Xstrata Canada Financial Corp. 4.00% 2022[3]	3,600	3,636
International Paper Co. 7.40% 2014	24,650	26,461
International Paper Co. 7.95% 2018	5,700	7,347
International Paper Co. 4.75% 2022	1,500	1,693
ArcelorMittal 5.375% 2013	6,500	6,541
ArcelorMittal 4.25% 2015[2]	7,000	7,280
ArcelorMittal 6.00% 2021[2]	1,875	1,976
ArcelorMittal 6.75% 2022[2]	4,375	4,792
ArcelorMittal 7.25% 2041[2]	12,320	12,311
Cliffs Natural Resources Inc. 4.875% 2021	26,855	26,523
Cliffs Natural Resources Inc. 6.25% 2040	1,725	1,599
Newcrest Finance Pty Ltd. 4.45% 2021[3]	22,285	23,550
Newcrest Finance Pty Ltd. 4.20% 2022[3]	2,000	2,084
Newcrest Finance Pty Ltd. 5.75% 2041[3]	1,750	1,894
CEMEX Finance LLC 9.50% 2016	5,925	6,443
CEMEX Finance LLC 9.50% 2016[3]	5,200	5,655
CEMEX SAB de CV 5.875% 2019[3]	6,000	6,075
CEMEX España, SA 9.25% 2020[3]	1,126	1,255
CEMEX Finance LLC 9.375% 2022[3]	5,175	6,042
Reynolds Group Inc. 7.875% 2019	735	814
Reynolds Group Inc. 9.875% 2019	2,465	2,708
Reynolds Group Inc. 5.75% 2020	19,370	19,782
Teck Resources Ltd. 3.15% 2017	1,055	1,100
Teck Resources Ltd. 4.75% 2022	12,860	13,690
Teck Resources Ltd. 6.25% 2041	6,750	7,175
Inmet Mining Corp. 8.75% 2020[3]	12,075	13,403
Inmet Mining Corp. 7.50% 2021[3]	5,405	5,864
Praxair, Inc. 4.375% 2014	200	208
Praxair, Inc. 4.625% 2015	500	540
Praxair, Inc. 1.05% 2017	11,000	10,990
Dow Chemical Co. 5.70% 2018	3,500	4,132
Dow Chemical Co. 3.00% 2022	7,500	7,392
E.I. du Pont de Nemours and Co. 5.25% 2016	500	578
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	10,186
Ecolab Inc. 3.00% 2016	7,320	7,789
Ecolab Inc. 4.35% 2021	1,000	1,106
Ecolab Inc. 5.50% 2041	1,250	1,445
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,245
Newpage Corp., Term Loan B, 7.75% 2019[1,2,4]	7,461	7,654
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[1,2,4]	5,870	5,955
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[3]	1,250	1,320
FMG Resources 6.00% 2017[3]	6,455	6,665
FMG Resources 6.875% 2018[3]	500	527
MacDermid 9.50% 2017[3]	6,870	7,136
JMC Steel Group Inc. 8.25% 2018[3]	6,300	6,710
Georgia Gulf Corp. 4.625% 2021[3]	250	255
Georgia Gulf Corp. 4.875% 2023[3]	5,720	5,842
Ball Corp. 7.125% 2016	1,270	1,348
Ball Corp. 5.75% 2021	1,850	2,007
Ball Corp. 5.00% 2022	1,855	1,938
Taminco Global Chemical Corp. 9.75% 2020[3]	4,500	5,029
Ryerson Inc. 9.00% 2017[3]	400	438
Ryerson Inc. 11.25% 2018[3]	3,675	3,831
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,696
Georgia-Pacific Corp. 5.40% 2020[3]	2,775	3,291
Barrick Gold Corp. 3.85% 2022	3,000	3,075
Walter Energy, Inc. 9.875% 2020[3]	1,525	1,662
Walter Energy, Inc. 8.50% 2021[3]	1,125	1,156
Yara International ASA 7.875% 2019[3]	2,175	2,795
PQ Corp. 8.75% 2018[3]	2,375	2,541
OMNOVA Solutions Inc. 7.875% 2018	2,000	2,140
Airgas, Inc. 7.125% 2018	2,000	2,135
ICI Wilmington, Inc. 5.625% 2013	2,000	2,065
Holcim Ltd. 6.00% 2019[3]	1,607	1,881
Packaging Dynamics Corp. 8.75% 2016[3]	1,430	1,500
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,496
Graphic Packaging International, Inc. 4.75% 2021	1,420	1,443
Crown Holdings, Inc. 4.50% 2023[3]	950	926
Consolidated Minerals Ltd. 8.875% 2016[3]	825	802
Ardagh Packaging Finance 4.875% 2022[3]	600	594
Sealed Air Corp. 5.25% 2023[3]	480	483
		496,502

Information technology 0.93%
Software & services 0.73%

International Business Machines Corp. 0.75% 2015	16,510	16,627
International Business Machines Corp. 1.95% 2016	12,105	12,568
International Business Machines Corp. 2.00% 2016	28,500	29,568
International Business Machines Corp. 1.25% 2018	17,100	17,205
International Business Machines Corp. 1.875% 2019	12,000	12,340
International Business Machines Corp. 1.875% 2022	9,420	9,028
International Business Machines Corp. 4.00% 2042	4,202	4,242
First Data Corp. 9.875% 2015	821	850
First Data Corp. 11.25% 2016	51,610	52,126
First Data Corp., Term Loan D, 5.204% 2017[1,2,4]	8,022	8,091
First Data Corp. 8.25% 2021[3]	2,843	2,971
First Data Corp. 12.625% 2021	6,545	7,126
First Data Corp. 8.75% 2022[2,3,5]	10,627	11,291
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,4]	12,787	12,787
SRA International, Inc. 11.00% 2019	12,080	12,744
Oracle Corp. 1.20% 2017	15,510	15,551
Oracle Corp. 2.50% 2022	2,200	2,166
SunGard Data Systems Inc. 7.375% 2018	3,590	3,859
SunGard Data Systems Inc. 7.625% 2020	5,061	5,510
eBay Inc. 1.35% 2017	2,300	2,329
		238,979

Technology hardware & equipment 0.13%

Xerox Corp. 6.40% 2016	768	866
Xerox Corp. 2.95% 2017	21,035	21,693
Cisco Systems, Inc. 2.90% 2014	10,125	10,539
Jabil Circuit, Inc. 8.25% 2018	5,850	7,064
Jabil Circuit, Inc. 4.70% 2022	700	701
Hewlett-Packard Co. 0.687% 2014[2]	2,000	1,990
Hughes Satellite Systems Corp. 7.625% 2021	575	660
		43,513

Semiconductors & semiconductor equipment 0.07%

Samsung Electronics America, Inc. 1.75% 2017[3]	8,900	9,039
National Semiconductor Corp. 6.60% 2017	6,000	7,290
Freescale Semiconductor, Inc. 9.25% 2018[3]	6,250	6,891
NXP BV and NXP Funding LLC 3.054% 2013[2]	398	398
		23,618

Total corporate bonds, notes & loans		10,423,399

U.S. Treasury bonds & notes 21.33%
U.S. Treasury 18.76%

U.S. Treasury 0.125% 2013	7,000	7,001
U.S. Treasury 1.125% 2013[9]	118,205	118,459
U.S. Treasury 3.125% 2013	55,160	55,846
U.S. Treasury 3.375% 2013	7,900	7,965
U.S. Treasury 3.50% 2013	50,000	50,282
U.S. Treasury 0.25% 2014	233,100	233,238
U.S. Treasury 0.25% 2014	131,500	131,608
U.S. Treasury 0.25% 2014	85,750	85,815
U.S. Treasury 0.50% 2014	131,000	131,538
U.S. Treasury 1.25% 2014	208,750	210,731
U.S. Treasury 1.875% 2014	202,100	205,255
U.S. Treasury 2.25% 2014	142,750	146,176
U.S. Treasury 2.375% 2014	41,500	42,844
U.S. Treasury 2.625% 2014	149,260	154,092
U.S. Treasury 0.25% 2015	50,000	49,979
U.S. Treasury 0.25% 2015	9,500	9,502
U.S. Treasury 1.25% 2015	15,000	15,355
U.S. Treasury 1.75% 2015	27,100	28,023
U.S. Treasury 1.875% 2015	40,055	41,489
U.S. Treasury 4.25% 2015	50,000	54,683
U.S. Treasury 0.375% 2016	9,000	9,008
U.S. Treasury 0.875% 2016	2,245	2,276
U.S. Treasury 1.00% 2016	180,450	183,870
U.S. Treasury 1.50% 2016	8,520	8,823
U.S. Treasury 1.75% 2016	55,000	57,352
U.S. Treasury 2.00% 2016	95,000	99,711
U.S. Treasury 2.375% 2016	100,000	105,998
U.S. Treasury 2.625% 2016	55,640	59,306
U.S. Treasury 5.125% 2016	36,000	41,280
U.S. Treasury 7.50% 2016	58,000	72,593
U.S. Treasury 0.625% 2017	7,030	7,010
U.S. Treasury 0.75% 2017	50,290	50,594
U.S. Treasury 0.75% 2017	1,285	1,288
U.S. Treasury 0.875% 2017	12,500	12,654
U.S. Treasury 1.00% 2017	127,936	130,215
U.S. Treasury 3.25% 2017	93,480	103,464
U.S. Treasury 4.625% 2017	50,000	57,855
U.S. Treasury 8.75% 2017	25,000	33,342
U.S. Treasury 0.75% 2018	108,000	108,038
U.S. Treasury 0.75% 2018	8,000	7,996
U.S. Treasury 0.875% 2018	8,150	8,207
U.S. Treasury 2.375% 2018	20,000	21,597
U.S. Treasury 3.50% 2018	39,875	45,152
U.S. Treasury 3.875% 2018	129,400	149,523
U.S. Treasury 1.00% 2019	100,000	99,262
U.S. Treasury 1.00% 2019	92,600	91,978
U.S. Treasury 1.125% 2019	341,250	343,024
U.S. Treasury 1.125% 2019	200,140	199,436
U.S. Treasury 3.125% 2019	2,575	2,901
U.S. Treasury 8.125% 2019	25,000	35,998
U.S. Treasury 1.125% 2020	100	99
U.S. Treasury 8.75% 2020	11,530	17,649
U.S. Treasury 2.00% 2021	50,000	51,568
U.S. Treasury 8.00% 2021	40,000	61,008
U.S. Treasury 1.625% 2022	616,549	606,117
U.S. Treasury 2.00% 2023	26,500	26,858
U.S. Treasury 7.125% 2023	85,000	126,584
U.S. Treasury 6.875% 2025	77,500	117,619
U.S. Treasury 6.00% 2026	88,325	125,877
U.S. Treasury 6.50% 2026	76,050	113,647
U.S. Treasury 5.25% 2028	50,000	67,812
U.S. Treasury 5.50% 2028	150,500	208,889
U.S. Treasury 6.25% 2030	11,435	17,289
U.S. Treasury 4.50% 2036	63,707	81,067
U.S. Treasury 3.50% 2039	10,000	10,897
U.S. Treasury 4.375% 2039	23,000	28,879
U.S. Treasury 3.875% 2040	47,010	54,502
U.S. Treasury 4.625% 2040	28,300	36,923
U.S. Treasury 3.75% 2041	89,356	101,287
U.S. Treasury 2.75% 2042	40,500	37,671
U.S. Treasury 2.75% 2042	12,500	11,615
U.S. Treasury 3.00% 2042	89,500	87,850
U.S. Treasury 3.125% 2042	44,800	45,136
U.S. Treasury 3.125% 2043	194,045	194,955
		6,161,430

U.S. Treasury inflation-protected securities[10] 2.57%

U.S. Treasury Inflation-Protected Security 0.625% 2013	63,140	63,393
U.S. Treasury Inflation-Protected Security 1.875% 2013	50,936	51,960
U.S. Treasury Inflation-Protected Security 1.625% 2015	12,903	13,771
U.S. Treasury Inflation-Protected Security 0.125% 2016	38,336	40,757
U.S. Treasury Inflation-Protected Security 0.125% 2017	139,003	150,035
U.S. Treasury Inflation-Protected Security 0.625% 2021	7,448	8,534
U.S. Treasury Inflation-Protected Security 0.125% 2022	75,917	82,882
U.S. Treasury Inflation-Protected Security 0.125% 2022	25,433	27,720
U.S. Treasury Inflation-Protected Security 0.125% 2023	141,644	153,072
U.S. Treasury Inflation-Protected Security 2.00% 2026	51,161	66,732
U.S. Treasury Inflation-Protected Security 0.75% 2042	93,327	97,842
U.S. Treasury Inflation-Protected Security 0.625% 2043	86,215	86,843
		843,541
Total U.S. Treasury bonds & notes		7,004,971

Bonds & notes of governments & government agencies outside the U.S. 3.71%

Spanish Government 3.00% 2015	€ 2,900	3,759
Spanish Government 4.50% 2018	31,680	41,843
Spanish Government 4.30% 2019	2,900	3,745
Spanish Government 5.40% 2023	35,125	46,251
Russian Federation 6.20% 2018	RUB320,000	10,314
Russian Federation 7.50% 2018	403,000	13,683
Russian Federation 5.00% 2020	$23,900	27,079
Russian Federation 7.50% 2030[1]	28,528	35,396
Russian Federation 7.50% 2030[1,3]	112	139
United Mexican States Government 3.50% 2017[10]	MXN95,016	8,691
United Mexican States Government Global 5.95% 2019	$5,170	6,282
United Mexican States Government 4.00% 2019[10]	MXN121,815	11,796
United Mexican States Government, Series M, 6.50% 2021	292,500	26,353
United Mexican States Government Global, Series A, 3.625% 2022	$11,000	11,715
United Mexican States Government 4.00% 2040[10]	MXN144,247	16,152
Turkey (Republic of) 9.00% 2016	TRY4,900	2,894
Turkey (Republic of) 7.50% 2017	$ 5,725	6,849
Turkey (Republic of) 6.75% 2018	17,250	20,441
Turkey (Republic of) 4.00% 2020[10]	TRY16,355	11,365
Turkey (Republic of) 10.50% 2020	4,500	2,999
Turkey (Republic of) 3.00% 2021[10]	4,126	2,623
Turkey (Republic of) 5.625% 2021	$8,000	9,164
Turkey (Republic of) 9.50% 2022	TRY3,700	2,381
Turkey (Republic of) 8.00% 2034	$ 1,250	1,722
Turkey (Republic of) 6.75% 2040	9,300	11,509
Turkey (Republic of) 6.00% 2041	5,650	6,349
Venezuela (Republic of) 8.50% 2014	245	250
Venezuela (Republic of) 7.65% 2025	985	867
Venezuela (Republic of) 9.25% 2027	42,690	42,220
Venezuela (Republic of) 9.25% 2028	26,980	25,968
Polish Government 3.00% 2016[10]	PLN15,920	5,115
Polish Government, Series 1017, 5.25% 2017	31,695	10,499
Polish Government 6.375% 2019	$36,085	44,422
Polish Government 5.00% 2022	2,700	3,091
Polish Government 2.75% 2023[10]	PLN6,105	2,037
Indonesia (Republic of) 5.875% 2020	$ 6,800	7,888
Indonesia (Republic of) 5.875% 2020[3]	6,200	7,192
Indonesia (Republic of) 3.75% 2022	10,150	10,328
Indonesia (Republic of) 7.75% 2038	18,400	25,769
Indonesia (Republic of) 5.25% 2042	6,900	7,392
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	28,119
Japanese Government, Series 29, 2.40% 2038	1,342,250	16,940
France Government Agency-Guaranteed, Société Finance 2.875% 2014[3]	$33,200	34,393
France Government Agency-Guaranteed, Société Finance 3.375% 2014[3]	10,000	10,329
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[3]	23,005	23,840
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[3]	20,000	20,797
Uruguay (Republic of) 5.00% 2018[10]	UYU420,427	26,406
Uruguay (Republic of) 4.375% 2028[1,10]	230,444	15,750
Uruguay (Republic of) 7.625% 2036[1]	$ 1,250	1,812
Philippines (Republic of) 5.50% 2026	9,750	11,944
Philippines (Republic of) 6.375% 2034	15,500	20,344
Philippines (Republic of) 6.25% 2036	PHP326,000	10,672
Brazil (Federal Republic of) 10.00% 2017	BRL20,015	10,104
Brazil (Federal Republic of) 6.00% 2017[10]	41,654	23,288
Brazil (Federal Republic of) 6.00% 2018[10]	6,748	3,756
JPMorgan Chase & Co., Brazil (Federal Republic of), Credit Linked Notes 6.00% 2022[7,10]	4,274	2,485
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	$33,320	34,668
Colombia (Republic of) Global 12.00% 2015	COP8,795,000	5,816
Colombia (Republic of) Global 4.375% 2021	$2,400	2,690
Colombia (Republic of) Global 7.75% 2021	COP 7,505,000	5,243
Colombia (Republic of) Global 9.85% 2027	12,551,000	10,633
Colombia (Republic of) Global 7.375% 2037	$7,000	10,063
Israeli Government 5.125% 2019	500	584
Israeli Government, Series 5903, 4.00% 2021[10]	ILS31,908	10,796
Israeli Government 4.00% 2022	$15,924	17,243
Israeli Government 3.15% 2023	5,000	4,967
Iraq (Republic of) 5.80% 2028[1]	28,450	26,245
Peru (Republic of) 8.75% 2033	8,226	13,491
Peru (Republic of) 6.55% 2037[1]	7,500	10,200
South Korean Government 5.75% 2014	21,100	22,187
Chilean Government 3.875% 2020	3,000	3,306
Chilean Government 5.50% 2020	CLP2,899,000	6,663
Chilean Government 3.00% 2020[10]	445,637	971
Chilean Government 6.00% 2021	2,370,000	5,194
Chilean Government 3.00% 2022[10]	593,764	1,308
Chilean Government 3.00% 2022[10]	696,574	1,535
Chilean Government 3.00% 2023[10]	971,385	2,141
Netherlands Government 1.00% 2017	$18,300	18,503
South Africa (Republic of) 5.50% 2020	10,750	12,336
South Africa (Republic of), Series R-2023, 7.75% 2023	37,500	4,342
European Investment Bank 1.00% 2015	9,100	9,192
European Investment Bank 1.00% 2017	5,000	4,992
Croatian Government 6.75% 2019	7,985	8,784
Croatian Government 6.75% 2019[3]	2,865	3,152
Croatian Government 5.50% 2023[3]	1,085	1,086
Argentina (Republic of) 7.00% 2015	1,285	1,099
Argentina (Republic of) 8.28% 2033[1,5]	21,497	11,716
KfW 1.00% 2015	8,400	8,486
KfW 2.00% 2022	4,325	4,276
Hungarian Government 6.25% 2020	6,700	6,876
Hungarian Government 5.375% 2023	5,900	5,563
Bermudan Government 5.603% 2020[3]	5,110	5,898
Bermudan Government 5.603% 2020	3,940	4,548
Bermudan Government 4.138% 2023[3]	1,700	1,790
Bahrain Government 5.50% 2020	10,440	11,451
Bahrain Government 5.50% 2020[3]	510	559
State of Qatar 3.125% 2017[3]	3,750	3,984
State of Qatar 5.25% 2020	5,000	5,852
State of Qatar 4.50% 2022[3]	500	563
Dominican Republic 9.04% 2018[1,3]	4,481	5,012
Dominican Republic 7.50% 2021[1,3]	3,500	3,939
Dominican Republic 7.50% 2021[1]	950	1,069
Lithuania (Republic of) 6.625% 2022	3,700	4,546
Lithuania (Republic of) 6.625% 2022[3]	3,400	4,178
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[3]	8,000	8,082
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	7,000	7,987
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[3]	7,000	7,244
German Government 3.25% 2042	€4,570	7,220
Kommunalbanken 1.00% 2014[3]	$ 2,924	2,946
Kommunalbanken 0.431% 2016[2,3]	4,250	4,249
Gabonese Republic 8.20% 2017	5,300	6,466
El Salvador (Republic of) 7.375% 2019	4,800	5,719
Morocco Government 4.25% 2022[3]	2,700	2,761
Morocco Government 5.50% 2042[3]	2,300	2,307
FMS Wertmanagement 1.00% 2017	4,400	4,414
Caisse d'Amortissement de la Dette Sociale 1.625% 2015[3]	4,000	4,089
Sri Lanka (Republic of) 6.25% 2021[3]	3,400	3,617
Panama (Republic of) Global 7.125% 2026	300	406
Panama (Republic of) Global 8.875% 2027	250	388
Panama (Republic of) Global 9.375% 2029	340	555
Panama (Republic of) Global 6.70% 2036[1]	1,504	2,012
Slovenia (Republic of) 5.50% 2022[3]	3,000	2,880
LCR Finance PLC 5.10% 2051	£165	339
		1,218,928

Federal agency bonds & notes 2.94%

Federal Home Loan Bank, Series 2753, 0.28% 2013	$100,000	100,040
Federal Home Loan Bank 3.625% 2013	75,000	76,430
Federal Home Loan Bank 2.50% 2014	25,000	25,663
Federal Home Loan Bank 5.50% 2014	8,000	8,573
Federal Home Loan Bank, Series 2816, 1.00% 2017	31,025	31,461
Federal Home Loan Bank 2.75% 2018	16,635	18,245
Federal Home Loan Bank 4.125% 2020	14,525	17,089
Federal Home Loan Bank 5.50% 2036	2,600	3,500
Freddie Mac 0.50% 2014	12,400	12,441
Freddie Mac 2.50% 2014	12,000	12,286
Freddie Mac 4.50% 2014	7,400	7,651
Freddie Mac 5.00% 2014	25,000	26,542
Freddie Mac 1.75% 2015	37,350	38,589
Freddie Mac 2.50% 2016	15,200	16,140
Freddie Mac 5.50% 2016	17,980	20,920
Freddie Mac 5.00% 2017	11,500	13,486
Freddie Mac 4.875% 2018	13,365	16,036
Freddie Mac 1.25% 2019	96,640	96,230
Fannie Mae 0.75% 2013	99,300	99,679
Fannie Mae 4.625% 2013	34,800	35,644
Fannie Mae 2.50% 2014	7,250	7,432
Fannie Mae 3.00% 2014	9,500	9,879
Fannie Mae 0.50% 2015	17,500	17,566
Fannie Mae 0.50% 2016	21,940	21,969
Fannie Mae 5.375% 2016	10,420	12,066
Fannie Mae 6.25% 2029	400	569
Fannie Mae 6.625% 2030	2,875	4,295
Fannie Mae: 7.125% 2030	5,400	8,352
Tennessee Valley Authority, Series A, 5.50% 2017	1,500	1,802
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,810
Tennessee Valley Authority 1.875% 2022	23,750	23,592
Tennessee Valley Authority 4.65% 2035	4,000	4,700
Tennessee Valley Authority 5.25% 2039	21,250	27,303
Tennessee Valley Authority 3.50% 2042	13,800	13,374
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,852
Tennessee Valley Authority, Series A, 4.625% 2060	1,100	1,271
CoBank, ACB 7.875% 2018[3]	23,615	30,093
CoBank, ACB 0.88% 2022[2,3]	33,865	30,619
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,409
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,123
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,403
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,871
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,490
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,892
		965,377

Asset-backed obligations[1] 0.66%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[3]	17,500	18,902
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3]	11,075	11,087
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3]	15,000	15,018
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 2014[3]	10,333	10,386
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[3]	20,000	21,040
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3]	5,225	5,246
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[3]	22,567	21,833
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	17,570
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.353% 2037[2]	16,559	12,971
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	3,284	3,423
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,592	6,767
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	461	469
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,251	1,350
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.364% 2019[2,3]	9,901	8,506
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	4,334	4,568
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,305
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	7,035	7,300
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.364% 2037[2]	8,455	7,178
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.653% 2033[2]	2,637	2,572
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	1,196	1,262
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	613	661
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	2,013	2,202
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.134% 2035[2]	6,500	6,048
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.334% 2026[2]	355	309
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.334% 2029[2]	6,153	5,321
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	3,463	3,600
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,137	3,056
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,012	2,162
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.953% 2033[2]	808	769
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,397	1,485
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,118	1,227
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,481
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[3]	£1,160	1,657
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	$ 1,521	1,533
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	1,411	1,415
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.334% 2036[2]	1,112	968
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	248	249
		215,896

Municipals 0.50%

State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.50% 2034	4,240	5,957
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	2,290	3,205
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.35% 2039	1,335	1,879
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.55% 2039	11,680	16,945
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	19,725	28,920
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	6,830	9,877
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	19,460
State of New York, Long Island Power Authority, Electric System General Revenue Refunding Bonds,
Series 2009-A, 5.75% 2039	14,330	16,972
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	16,017
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	11,807	11,931
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	8,000	8,211
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	8,121
State of Minnesota, Housing Finance Agency, Homeownership Finance Bonds (GNMA and FNMA Pass-Through
Program), Series 2012-B, 2.25% 2042	7,607	7,572
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	7,044
State of North Dakota, Housing Finance Agency, Housing Finance Program Bonds (Home Mortgage
Finance Program), Series 2012-A, 3.75% 2042	1,650	1,794
State of Illinois, Housing Development Authority, Single-family Mortgage Revenue Bonds,
Series 2013-A, 2.45% 2043	825	826
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	131
		164,862

Total bonds & notes (cost: $29,765,099,000)		31,077,788

Convertible securities 0.04%

Information technology 0.04%

Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	12,319
Total convertible securities (cost: $10,764,000)		12,319

Preferred securities 0.01%

		Value
Financials 0.01%	Shares	(000)

CoBank, ACB, Class E, noncumulative[3]	6,250	$ 4,260
Total preferred securities (cost: $5,820,000)		4,260

Common stocks 0.10%

Industrials 0.08%

Beech Holdings, LLC[7,11,12]	3,952,726	27,037
Atrium Corp.[3,7,11]	985	34
		27,071

Materials 0.02%

NewPage Holdings Inc.[7,11,12]	45,840	4,983

Consumer discretionary 0.00%

American Media, Inc.[3,7,11]	453,779	1,262

Energy 0.00%

General Maritime Corp.[3,7,11]	1,716	63
Total common stocks (cost: $63,932,000)		33,379

Warrants 0.00%

Energy 0.00%

General Maritime Corp., warrants, expire 2017[3,7,11]	2,654	19
Total warrants (cost: $671,000)		19

	Principal amount
Short-term securities 19.00%	(000)

Fannie Mae 0.10%–0.18% due 4/10/2013–2/5/2014	$1,755,447	1,754,775
Freddie Mac 0.09%–0.20% due 4/1–11/5/2013	1,444,478	1,444,019
Federal Home Loan Bank 0.07%–0.21% due 4/8/2013–1/13/2014	878,763	878,522
U.S. Treasury Bills 0.07%–0.18% due 4/4–11/14/2013	701,750	701,572
Wells Fargo & Co. 0.17% due 6/13/2013	127,400	127,344
Variable Funding Capital Corp. 0.14%–0.17% due 4/1–4/26/2013[3]	134,300	134,290
Procter & Gamble Co. 0.10%–0.12% due 4/16–5/10/2013[3]	183,300	183,283
Federal Farm Credit Banks 0.13%–0.22% due 4/29–12/2/2013	145,000	144,925
Paccar Financial Corp. 0.10%–0.15% due 4/10–5/15/2013	135,500	135,480
Chevron Corp. 0.10% due 4/11–4/16/2013[3]	134,600	134,595
Coca-Cola Co. 0.11%–0.16% due 4/10–7/12/2013[3]	126,700	126,685
National Rural Utilities Cooperative Finance Corp. 0.13%–0.15% due 4/25–5/20/2013	79,200	79,187
Abbott Laboratories 0.12% due 4/30–5/7/2013[3]	68,000	67,994
Regents of the University of California 0.15% due 4/2/2013	50,000	50,000
Chariot Funding, LLC 0.28% due 7/15/2013[3]	50,000	49,974
Google Inc. 0.14% due 6/4/2013[3]	45,300	45,290
Private Export Funding Corp. 0.17%–0.245% due 7/18–9/10/2013[3]	45,200	45,157
Wal-Mart Stores, Inc. 0.10%–0.12% due 4/2–4/5/2013[3]	32,500	32,500
Harvard University 0.13% due 5/16/2013	30,109	30,104
Kimberly-Clark Worldwide Inc. 0.10% due 4/9/2013[3]	28,400	28,399
NetJets Inc. 0.10% due 5/14/2013[3]	25,000	24,997
John Deere Credit Ltd. 0.12% due 4/3–4/19/2013[3]	15,100	15,099
Walt Disney Co. 0.13% due 5/10/2013[3]	7,600	7,599
Total short-term securities (cost $6,241,473,000)		6,241,790
Total investment securities (cost: $36,087,759,000)		37,369,555
Other assets less liabilities		(4,517,475)
Net assets		$32,852,080

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 3/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	4/12/2013	Citibank	$12,680	BRL24,800	$ 433
Brazilian reais	4/12/2013	Citibank	$3,758	BRL7,350	128
Brazilian reais	4/12/2013	JPMorgan Chase	$19,674	BRL38,475	675
British pounds	5/22/2013	UBS AG	$9,398	£6,150	56
Chilean pesos	4/30/2013	Citibank	$10,473	CLP4,971,600	(22)
Colombian pesos	4/5/2013	Citibank	$7,210	COP13,136,400	20
Colombian pesos	4/5/2013	Citibank	$4,508	COP8,200,000	20
Colombian pesos	4/15/2013	JPMorgan Chase	$5,755	COP10,408,000	63
Euros	4/4/2013	Bank of New York Mellon	$20,846	€15,975	371
Euros	4/8/2013	UBS AG	$10,717	€8,225	174
Euros	4/11/2013	UBS AG	$2,968	€2,265	65
Euros	4/15/2013	JPMorgan Chase	$1,629	€1,250	26
Euros	4/15/2013	Barclays Bank PLC	$11,900	€8,970	402
Euros	4/17/2013	Citibank	$1,815	€1,400	20
Euros	4/26/2013	HSBC Bank	$19,832	€15,275	250
Euros	4/26/2013	Citibank	$20,257	€15,600	258
Euros	4/30/2013	UBS AG	$24,430	€19,000	73
Euros	6/21/2013	UBS AG	$10,318	€8,020	33
Japanese yen	4/30/2013	UBS AG	$21,041	¥1,905,937	793
Mexican pesos	4/8/2013	Barclays Bank PLC	$39,460	MXN506,095	(1,463)
Mexican pesos	4/30/2013	Citibank	$9,226	MXN114,400	(4)
Turkish lira	4/5/2013	HSBC Bank	$3,980	TRY7,200	4
Turkish lira	4/5/2013	Barclays Bank PLC	$3,782	TRY6,830	10
Turkish lira	6/3/2013	Citibank	$8,340	TRY15,160	35
Polish zloty	4/8/2013	Barclays Bank PLC	$10,904	PLN34,840	222
Polish zloty	4/19/2013	Barclays Bank PLC	$4,459	PLN14,195	111
Russian rubles	4/4/2013	JPMorgan Chase	$8,076	RUB249,215	71
Russian rubles	4/5/2013	Citibank	$3,007	RUB93,000	21
Russian rubles	4/22/2013	JPMorgan Chase	$10,355	RUB323,000	13
					$2,858

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The interest rate swaps shown are generally indicative of the volume of activity over the prior 12-month period.

						Unrealized
					Notional	depreciation
					amount	at 3/31/2013
	Floating rate index	Fixed rate	Expiration date	Counterparty	(000)	(000)
Counterparty receives floating rate:
	3-month USD-LIBOR	1.74125%	6/7/2022	Citibank	$11,975	$ (134)
	3-month USD-LIBOR	2.61%	2/17/2032	JPMorgan Chase	72,000	(1,695)
						$(1,829)

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,960,453,000, which represented 12.06% of the net assets of the fund.

4Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $248,667,000, which represented .76% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6Scheduled interest and/or principal payment was not received.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $51,628,000, which represented .16% of the net assets of the fund.

8Step bond; coupon rate will increase at a later date.

9A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $1,479,000, which represented less than .01% of the net assets of the fund.

10Index-linked bond whose principal amount moves with a government price index.

11Security did not produce income during the last 12 months.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Beech Holdings, LLC	12/16/2008–2/15/2013	$44,989	$27,037.08%
NewPage Holdings Inc.	9/17/2009–9/9/2011	9,373	4,983.02
Total restricted securities		$54,362	$32,020.10%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve. Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds & notes:
Mortgage-backed obligations	$—	$ 11,084,355	$ —	$ 11,084,355
Corporate bonds, notes & loans	—	10,407,785	15,745	10,423,530
U.S. Treasury bonds & notes	—	7,004,971	—	7,004,971
Bonds & notes of governments & government
agencies outside the U.S.	—	1,218,928	—	1,218,928
Federal agency bonds & notes	—	965,377	—	965,377
Asset-backed obligations	—	215,896	—	215,896
Municipals	—	164,731	—	164,731
Convertible securities	—	12,319	—	12,319
Preferred securities	—	4,260	—	4,260
Common stocks	—	—	33,379	33,379
Warrants	—	—	19	19
Short-term securities	—	6,241,790	—	6,241,790
Total	$—	$37,320,412	$49,143	$37,369,555

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 4,347	$—	$ 4,347
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,489)	—	(1,489)
Unrealized depreciation on interest rate swaps	—	(1,829)	—	(1,829)
Total	$—	$ 1,029	$—	$ 1,029

*Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,356,635
Gross unrealized depreciation on investment securities	(118,924)
Net unrealized appreciation on investment securities	1,237,711
Cost of investment securities for federal income tax purposes	36,131,844

Key to abbreviations and symbols

BRL = Brazilian reais

CLP = Chilean pesos

COP = Colombian pesos

€ = Euros

£ = British pounds

ILS = Israeli shekels

¥ = Japanese yen

MXN = Mexican pesos

PHP = Philippine pesos

PLN = Polish zloty

RUB = Russian rubles

TRY = Turkish lira

UYU = Uruguayan pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-008-0513O-S32809

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 29, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2013